Schedule of Investments (unaudited) September 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Aerojet Rocketdyne Holdings, Inc.	6,703	$291,916
Astronics Corp.(a)	9,346	131,405
Axon Enterprise, Inc.(a)	201	35,179
Curtiss-Wright Corp.	128	16,151
Embraer SA(a)	35,105	149,103
Hexcel Corp.(a)(b)	263	15,620
Lockheed Martin Corp.	3,710	1,280,321
Mercury Systems, Inc.(a)(b)	1,927	91,378
Moog, Inc., Class A	6,624	504,947
MTU Aero Engines AG	363	81,610
PAE, Inc.(a)	25,391	151,838
Singapore Technologies Engineering Ltd.	32,900	91,838
Spirit AeroSystems Holdings, Inc., Class A	330	14,583
Vectrus, Inc.(a)	1,549	77,884
Virgin Galactic Holdings Inc.(a)(b)	452	11,436

		2,945,209

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	17,543	1,526,241
Deutsche Post AG, Registered Shares	2,538	159,157
DSV A/S	853	204,177
Echo Global Logistics, Inc.(a)	7,286	347,615
Expeditors International of Washington, Inc.	11,913	1,419,196
FedEx Corp.	1,388	304,375
GXO Logistics, Inc.(a)(b)	305	23,924
Hub Group, Inc., Class A(a)	13,209	908,119
Hyundai Glovis Co. Ltd.	1,383	191,544
InPost SA(a)	3,177	52,717
Radiant Logistics, Inc.(a)	6,856	43,810
SG Holdings Co. Ltd.	500	14,146
Sinotrans Ltd., Class H	298,000	116,220
United Parcel Service, Inc., Class B	4,034	734,592
Yamato Holdings Co. Ltd.	500	12,655
ZTO Express Cayman, Inc., ADR	7,311	224,155

		6,282,643

Airlines(a) — 0.3%
Alaska Air Group, Inc.	6,033	353,534
Allegiant Travel Co.	1,610	314,723
American Airlines Group, Inc.	2,011	41,266
ANA Holdings, Inc.	800	20,798
Copa Holdings SA, Class A	142	11,556
Delta Air Lines, Inc.	13,762	586,399
Eva Airways Corp.	291,000	195,668
Japan Airlines Co. Ltd.	400	9,523
JetBlue Airways Corp.	997	15,244
Singapore Airlines Ltd.	11,400	41,982
Southwest Airlines Co.	12,783	657,430
Spirit Airlines, Inc.	24,173	627,047
United Airlines Holdings, Inc.(b)	1,018	48,426

		2,923,596

Auto Components — 0.7%
Aptiv PLC(a)	212	31,582
Bharat Forge Ltd.	24,680	243,931
BorgWarner, Inc.	34,409	1,486,813
Bridgestone Corp.	4,800	227,094
Continental AG, Class A(a)	424	46,029
Cooper-Standard Holdings, Inc.(a)	2,943	64,481
Dana, Inc.	16,195	360,177
Denso Corp.	2,400	156,714
Faurecia SE	327	15,384

Security	Shares	Value

Auto Components (continued)
Fox Factory Holding Corp.(a)	3,244	$468,888
Fuyao Glass Industry Group Co. Ltd., Class A	11,000	72,077
Gentex Corp.(b)	761	25,098
Goodyear Tire & Rubber Co.(a)	10,440	184,788
Hankook Tire & Technology Co. Ltd.	2,580	93,497
Holley, Inc.(a)	1,982	23,665
Hyundai Mobis Co. Ltd.	4,007	845,549
Koito Manufacturing Co. Ltd.	200	12,027
LCI Industries	4,687	631,011
Mando Corp.(a)	3,961	188,199
Modine Manufacturing Co.(a)	1,761	19,952
Patrick Industries, Inc.	4,229	352,276
QuantumScape Corp.(a)	366	8,982
Sumitomo Electric Industries Ltd.	500	6,649
Toyota Industries Corp.	1,500	123,420
Vitesco Technologies Group AG(a)	84	4,962
XPEL Inc.(a)	3,153	239,186

		5,932,431

Automobiles — 1.4%
BAIC Motor Corp. Ltd., Class H(c)	312,500	107,952
Bayerische Motoren Werke AG	880	83,582
BYD Co. Ltd., Class A	16,100	621,197
BYD Co. Ltd., Class H	25,500	792,601
Daimler AG, Registered Shares	2,185	192,786
Ferrari NV	129	26,922
Fisker, Inc.(a)(b)	4,443	65,090
Ford Motor Co.(a)	4,212	59,642
Geely Automobile Holdings Ltd.	144,000	413,367
General Motors Co.(a)	1,375	72,476
Great Wall Motor Co. Ltd., Class H	97,000	356,915
Guangzhou Automobile Group Co. Ltd., Class H	138,000	121,266
Harley-Davidson, Inc.	482	17,646
Honda Motor Co. Ltd.	7,900	242,876
Hyundai Motor Co.	605	100,712
Kia Corp.	3,940	266,094
Li Auto, Inc., ADR(a)(b)	8,551	224,806
Mazda Motor Corp.(a)	2,400	20,769
NIO, Inc., ADR(a)	19,804	705,617
Nissan Motor Co. Ltd.(a)	12,100	60,469
SAIC Motor Corp. Ltd., Class A	25,600	75,509
Stellantis NV	3,609	68,683
Subaru Corp.	11,200	206,973
Suzuki Motor Corp.	700	31,275
Tata Motors Ltd.(a)	36,747	163,317
Tesla, Inc.(a)	7,258	5,628,434
Thor Industries, Inc.	168	20,624
Toyota Motor Corp.	32,000	570,156
TVS Motor Co. Ltd.	19,226	141,604
Volkswagen AG	228	70,316
XPeng, Inc., ADR(a)(b)	6,469	229,908
Yamaha Motor Co. Ltd.	1,000	27,840

		11,787,424

Banks — 5.8%
ABN AMRO Bank NV(a)(c)	1,135	16,375
Abu Dhabi Commercial Bank PJSC	66,002	134,586
Al Rajhi Bank	60,893	1,983,935
Alpha Services and Holdings SA(a)	65,429	82,081
Australia & New Zealand Banking Group Ltd.	7,792	156,483
Axis Bank Ltd.(a)	46,891	480,721
Banc of California, Inc.	3,100	57,319
BancFirst Corp.	1,482	89,098
Banco Bilbao Vizcaya Argentaria SA	17,295	114,157

1

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Banco Bradesco SA, ADR(b)	74,039	$283,569
Banco do Brasil SA	78,066	414,288
Banco Santander Brasil SA	8,200	53,259
Banco Santander Brasil SA, ADR(b)	8,973	58,683
Banco Santander Chile, ADR(b)	11,420	225,773
Banco Santander SA	46,850	169,708
Bancolombia SA, ADR(b)	7,229	250,268
Bancorp, Inc.(a)	2,824	71,871
BancorpSouth Bank(b)	11,203	333,625
Bangkok Bank PCL, NVDR	111,300	379,857
Bank AlBilad(a)	18,297	198,823
Bank Central Asia Tbk PT	161,100	392,394
Bank Mandiri Persero Tbk PT	799,900	341,867
Bank Negara Indonesia Persero Tbk PT	295,600	110,047
Bank of America Corp.	29,731	1,262,081
Bank of Baroda(a)	114,374	124,879
Bank of Hawaii Corp.	4,439	364,753
Bank of Jiangsu Co. Ltd., Class A	404,500	363,427
Bank of Nanjing Co. Ltd., Class A	147,100	205,677
Bank of Ningbo Co. Ltd., Class A	23,700	128,782
Bank OZK	387	16,633
Bank Polska Kasa Opieki SA	20,816	538,095
Bank Rakyat Indonesia Persero Tbk PT	3,217,600	857,641
BankFinancial Corp.	17,281	198,386
Banque Cantonale Vaudoise, Registered Shares	386	29,349
Barclays PLC	46,208	117,413
Baycom Corp.(a)	3,586	66,700
BDO Unibank, Inc.	161,710	350,241
BNP Paribas SA	2,892	185,032
BOC Hong Kong Holdings Ltd.	11,500	34,654
BOK Financial Corp.	96	8,597
CaixaBank SA	11,014	34,155
Capital City Bank Group, Inc.	21,219	524,958
Capitec Bank Holdings Ltd.	2,166	261,653
Carter Bankshares, Inc.(a)	6,842	97,293
Central Pacific Financial Corp.	17,812	457,412
China Construction Bank Corp., Class H	989,000	705,832
China Merchants Bank Co. Ltd., Class A	42,300	329,509
China Merchants Bank Co. Ltd., Class H	24,500	194,974
CIMB Group Holdings Bhd	665,000	756,230
CIT Group, Inc.	6,874	357,104
Citigroup, Inc.	24,194	1,697,935
Citizens Financial Group, Inc.(b)	680	31,946
Civista Bancshares, Inc.	3,300	76,659
Colony Bankcorp, Inc.	812	15,209
Comerica, Inc.	440	35,420
Commerce Bancshares, Inc.(b)	2,411	167,998
Commerzbank AG(a)	2,820	18,679
Commonwealth Bank of Australia	4,684	347,601
Community Trust Bancorp, Inc.	3,271	137,709
Concordia Financial Group Ltd.	2,800	11,022
ConnectOne Bancorp, Inc.	1,334	40,033
Credit Agricole SA	4,229	58,129
CTBC Financial Holding Co. Ltd.	768,000	628,523
Cullen/Frost Bankers, Inc.	180	21,352
Danske Bank A/S	1,949	32,833
DBS Group Holdings Ltd.	4,600	101,930
DCB Bank Ltd.(a)	69,321	84,614
Dubai Islamic Bank PJSC	65,042	87,338
E.Sun Financial Holding Co. Ltd.	276,122	259,835
East West Bancorp, Inc.	445	34,505
Enterprise Bancorp, Inc.	1,250	44,938
Equity Bancshares, Inc., Class A	2,289	76,407

Security	Shares	Value

Banks (continued)
Erste Group Bank AG	1,108	$48,651
Fifth Third Bancorp	1,520	64,509
First Abu Dhabi Bank PJSC	88,433	428,063
First BanCorp, Puerto Rico	13,977	183,798
First Bank/Hamilton	5,631	79,341
First Busey Corp.	1,610	39,654
First Business Financial Services, Inc.	1,667	47,860
First Citizens BancShares, Inc., Class A(b)	19	16,020
First Commonwealth Financial Corp.	6,808	92,793
First Financial Bankshares, Inc.	3,824	175,713
First Financial Northwest, Inc.	21,074	344,981
First Hawaiian, Inc.	410	12,034
First Horizon Corp.(b)	1,724	28,084
First Interstate Bancsystem, Inc., Class A(b)	28,313	1,139,881
First Northwest Bancorp	2,493	43,777
First Republic Bank	1,858	358,371
First Savings Financial Group, Inc.	1,623	45,639
First Western Financial, Inc.(a)	1,252	36,295
FNB Corp.	1,003	11,655
Fulton Financial Corp.	38,047	581,358
Glacier Bancorp, Inc.(b)	15,991	885,102
Hancock Whitney Corp.	8,150	384,028
Hang Seng Bank Ltd.	2,200	37,683
Hanmi Financial Corp.	2,110	42,327
HBT Financial, Inc.	11,075	172,216
HDFC Bank Ltd.	25,650	548,352
HDFC Bank Ltd., ADR	5,186	379,045
Heartland Financial USA, Inc.	19,947	959,052
Howard Bancorp, Inc.(a)	904	18,333
HSBC Holdings PLC	55,059	287,886
Hua Nan Financial Holdings Co. Ltd.	256,600	187,328
Huntington Bancshares, Inc.	3,345	51,714
ICICI Bank Ltd.	120,743	1,134,587
ICICI Bank Ltd., ADR	9,323	175,925
Independent Bank Corp.	11,595	249,061
IndusInd Bank Ltd.	10,169	150,987
Industrial & Commercial Bank of China Ltd., Class H	880,000	487,805
Industrial Bank Co. Ltd., Class A	135,076	380,895
ING Groep NV	10,367	150,721
Intesa Sanpaolo SpA	40,641	115,054
Investar Holding Corp.	3,275	72,115
Investors Bancorp, Inc.	15,355	232,014
Japan Post Bank Co. Ltd.	3,900	33,452
JPMorgan Chase & Co.	14,684	2,403,624
KB Financial Group, Inc.	9,725	452,285
KBC Group NV	798	71,983
KeyCorp	2,088	45,143
Kotak Mahindra Bank Ltd.	26,087	702,065
Level One Bancorp, Inc.	5,192	152,749
M&T Bank Corp.	190	28,375
Malayan Banking Bhd	355,400	683,380
Mercantile Bank Corp.	2,368	75,847
Meridian Corp.	2,598	74,485
Mid Penn Bancorp, Inc.(b)	6,043	166,485
Midland States Bancorp, Inc.	21,580	533,673
Mitsubishi UFJ Financial Group, Inc.	43,800	258,916
Mizuho Financial Group, Inc.	8,620	121,949
Moneta Money Bank A/S(a)(c)	51,711	208,604
National Australia Bank Ltd.	8,913	175,773
National Bank of Kuwait SAKP	318,691	1,007,171
Natwest Group PLC	17,844	53,797
Nedbank Group Ltd.(b)	26,319	305,962
Nordea Bank Abp	9,130	117,652

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Northrim BanCorp, Inc.	5,914	$251,404
OceanFirst Financial Corp.	18,581	397,819
Old Second Bancorp, Inc.	1,472	19,224
OTP Bank Nyrt(a)	1,402	82,035
Oversea-Chinese Banking Corp. Ltd.	8,700	73,260
PacWest Bancorp	371	16,814
Peapack Gladstone Financial Corp.	5,954	198,625
People’s United Financial, Inc.	1,339	23,392
Ping An Bank Co. Ltd., Class A	128,300	354,993
Pinnacle Financial Partners, Inc.	234	22,015
Popular, Inc.	261	20,272
Prosperity Bancshares, Inc.	281	19,988
Public Bank Bhd	781,400	759,656
Raiffeisen Bank International AG	590	15,431
Regions Financial Corp.	2,485	52,955
Republic First Bancorp, Inc.(a)	115,683	356,304
Resona Holdings, Inc.	6,700	26,800
RHB Bank Bhd	194,800	253,293
Riyad Bank	23,246	167,340
Salisbury Bancorp, Inc.(b)	1,845	96,862
Sandy Spring Bancorp, Inc.	5,915	271,025
Santander Bank Polska SA(a)	2,896	218,588
Saudi National Bank	33,673	551,236
Sberbank of Russia PJSC, ADR	30,591	570,325
Shinhan Financial Group Co. Ltd.	16,116	544,392
Shinhan Financial Group Co. Ltd., ADR	3,845	129,461
Sierra Bancorp	11,161	270,989
Signature Bank	1,092	297,330
Silvergate Capital Corp., Class A(a)	242	27,951
Skandinaviska Enskilda Banken AB, Class A	3,952	55,697
SmartFinancial, Inc.	6,654	172,006
Societe Generale SA	2,495	78,131
South Plains Financial, Inc.	4,265	103,981
South State Corp.(b)	7,468	557,636
Standard Bank Group Ltd.(b)	93,490	885,297
Standard Chartered PLC	7,538	44,065
State Bank of India	24,902	150,952
Sterling Bancorp	602	15,026
Sumitomo Mitsui Financial Group, Inc.	4,600	161,825
Sumitomo Mitsui Trust Holdings, Inc.	1,100	37,884
SVB Financial Group(a)	136	87,976
Svenska Handelsbanken AB, A Shares	2,591	29,018
Swedbank AB, A Shares	1,697	34,219
Synovus Financial Corp.	464	20,365
Taiwan Business Bank	777,000	266,006
Texas Capital Bancshares, Inc.(a)	832	49,937
Trico Bancshares	4,617	200,378
TriState Capital Holdings, Inc.(a)	11,489	242,992
Truist Financial Corp.	17,339	1,016,932
Turkiye Garanti Bankasi A/S	117,590	121,897
U.S. Bancorp	4,235	251,728
UMB Financial Corp.	4,184	404,635
Umpqua Holdings Corp.	693	14,033
UniCredit SpA	5,146	68,100
United Community Banks, Inc.	6,180	202,828
United Overseas Bank Ltd.	3,000	56,753
Univest Financial Corp.	3,000	82,170
Washington Trust Bancorp, Inc.	1,672	88,583
Webster Financial Corp.	283	15,412
Wells Fargo & Co.	12,924	599,803
WesBanco, Inc.	16,991	579,053
Western Alliance Bancorp	318	34,605

Security	Shares	Value

Banks (continued)
Westpac Banking Corp.	10,007	$185,064
Wintrust Financial Corp.	178	14,306
Zions Bancorp NA	508	31,440

		50,585,451

Beverages — 0.9%
Ambev SA	359,739	1,010,698
Ambev SA, ADR	39,124	107,982
Anheuser-Busch InBev SA/NV	680	38,568
Arca Continental SAB de CV	78,187	476,815
Brown-Forman Corp., Class A	143	8,962
Celsius Holdings, Inc.(a)	272	24,504
Chongqing Brewery Co. Ltd.(a)	9,400	190,840
Coca-Cola Co.	714	37,464
Coca-Cola Femsa SAB de CV	41,882	236,015
Coca-Cola Femsa SAB de CV, ADR	7,043	396,310
Diageo PLC	3,584	173,519
Fomento Economico Mexicano SAB de CV	102,407	889,199
Fomento Economico Mexicano SAB de CV, ADR	7,795	675,982
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	10,700	274,053
Kweichow Moutai Co. Ltd., Class A	1,800	510,860
Molson Coors Beverage Co., Class B(b)	14,800	686,424
Nongfu Spring Co. Ltd., Class H(c)	15,800	79,994
PepsiCo, Inc.	7,204	1,083,554
Primo Water Corp.	10,719	168,503
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,100	249,063
Tsingtao Brewery Co. Ltd., Class A	7,600	94,918
Varun Beverages Ltd.	5,571	67,144
Wuliangye Yibin Co. Ltd., Class A	12,400	420,607

		7,901,978

Biotechnology — 3.2%
3SBio, Inc.(a)(c)	334,000	327,201
4D Molecular Therapeutics, Inc.(a)	828	22,331
89bio, Inc.(a)(b)	1,320	25,859
AbbVie, Inc.	6,020	649,377
Abeona Therapeutics, Inc.(a)(b)	12,073	13,522
ACADIA Pharmaceuticals, Inc.(a)	2,683	44,565
Acceleron Pharma, Inc.(a)(b)	166	28,569
Adagio Therapeutics, Inc.(a)(b)	1,695	71,597
Adamas Pharmaceuticals, Inc.(a)	4,406	21,633
ADMA Biologics, Inc.(a)(b)	46,699	52,769
Affimed NV(a)	11,343	70,100
Agenus, Inc.(a)(b)	27,624	145,026
Akebia Therapeutics, Inc.(a)	6,237	17,963
Akero Therapeutics, Inc.(a)	1,434	32,050
Akeso, Inc.(a)(c)	13,000	71,474
Akouos, Inc.(a)(b)	1,837	21,328
Alder Biopharmaceuticals, Inc.(d)	3,943	3,470
Alector, Inc.(a)(b)	6,919	157,892
Aligos Therapeutics, Inc.(a)	3,453	53,556
Alkermes PLC(a)	9,440	291,130
Allakos, Inc.(a)	3,084	326,503
Allogene Therapeutics, Inc.(a)(b)	11,574	297,452
Alnylam Pharmaceuticals, Inc.(a)(b)	409	77,223
Amgen, Inc.	3,379	718,544
Amicus Therapeutics, Inc.(a)	17,212	164,375
Anavex Life Sciences Corp.(a)	2,179	39,113
Apellis Pharmaceuticals, Inc.(a)	3,690	121,622
Applied Molecular Transport, Inc.(a)	3,289	85,086
Applied Therapeutics, Inc.(a)	1,218	20,219
Aprea Therapeutics, Inc.(a)(b)	5,798	29,628
Aptinyx, Inc.(a)	12,794	29,938

3

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
AquaBounty Technologies, Inc.(a)	3	$12
Arcturus Therapeutics Holdings, Inc.(a)	704	33,637
Arcus Biosciences, Inc.(a)(b)	2,616	91,220
Arcutis Biotherapeutics, Inc.(a)(b)	3,039	72,602
Arena Pharmaceuticals, Inc.(a)	731	43,531
Argenx SE(a)	123	37,168
Arrowhead Pharmaceuticals, Inc.(a)	2,168	135,348
Assembly Biosciences, Inc.(a)	24,276	84,480
Astria Therapeutics, Inc.(a)	2,019	17,848
Atara Biotherapeutics, Inc.(a)	11,930	213,547
Athenex, Inc.(a)	8,143	24,510
Athersys, Inc.(a)(b)	36,649	48,743
Atossa Therapeutics, Inc.(a)(b)	11,978	39,048
Atreca, Inc., Class A(a)(b)	11,605	72,299
Avidity Biosciences, Inc.(a)	6,499	160,070
Avrobio, Inc.(a)	3,970	22,153
Beam Therapeutics, Inc.(a)	2,465	214,480
BeiGene Ltd.(a)	4,200	119,930
BeiGene Ltd., ADR(a)	1,085	393,855
Beyondspring, Inc.(a)	6,288	99,099
BioCryst Pharmaceuticals, Inc.(a)	14,503	208,408
Biogen, Inc.(a)	490	138,665
Biohaven Pharmaceutical Holding Co. Ltd.(a)	1,691	234,897
BioMarin Pharmaceutical, Inc.(a)	24,216	1,871,655
Bioxcel Therapeutics, Inc.(a)	880	26,708
Black Diamond Therapeutics, Inc.(a)	5,440	46,022
Blueprint Medicines Corp.(a)	2,760	283,756
Bolt Biotherapeutics, Inc.(a)	1,792	22,669
Bridgebio Pharma, Inc.(a)(b)	16,922	793,134
Brii Biosciences Ltd.(a)	28,000	140,456
C4 Therapeutics, Inc.(a)	6,329	282,780
Cabaletta Bio, Inc.(a)	4,042	49,151
CareDx, Inc.(a)	3,067	194,356
Caribou Biosciences, Inc.(a)	2,462	58,768
Catalyst Biosciences, Inc.(a)(b)	6,436	26,452
Celldex Therapeutics, Inc.(a)	1,515	81,795
Celltrion, Inc.(a)	597	129,680
Celularity, Inc.(a)	2,154	15,250
Centogene NV(a)	910	10,019
Cidara Therapeutics, Inc.(a)	14,886	33,345
Clovis Oncology, Inc.(a)	15,342	68,425
Coherus Biosciences, Inc.(a)	9,769	156,988
Corbus Pharmaceuticals Holdings, Inc.(a)	12,901	13,159
Cortexyme, Inc.(a)	608	55,729
Crinetics Pharmaceuticals, Inc.(a)	4,021	84,642
CSL Ltd.	1,225	255,941
Cue Biopharma, Inc.(a)	3,329	48,504
CureVac NV(a)	167	9,122
Deciphera Pharmaceuticals, Inc.(a)	6,380	216,792
Denali Therapeutics, Inc.(a)(b)	8,910	449,510
Dicerna Pharmaceuticals, Inc.(a)	2,812	56,690
Dynavax Technologies Corp.(a)	5,945	114,203
Editas Medicine, Inc.(a)(b)	4,447	182,683
Enanta Pharmaceuticals, Inc.(a)(b)	2,743	155,830
Erasca, Inc.(a)	1,319	27,989
Exact Sciences Corp.(a)(b)	631	60,229
Exelixis, Inc.(a)	1,962	41,477
Exicure, Inc.(a)(b)	5,365	6,438
Fate Therapeutics, Inc.(a)	5,995	355,324
Fennec Pharmaceuticals, Inc.(a)	1,750	16,485
Flexion Therapeutics, Inc.(a)	5,960	36,356
Foghorn Therapeutics, Inc.(a)(b)	2,487	34,644
Forma Therapeutics Holdings, Inc.(a)	1,022	23,700

Security	Shares	Value

Biotechnology (continued)
Forte Biosciences, Inc.(a)(b)	1,659	$4,911
Frequency Therapeutics, Inc.(a)	4,657	32,878
G1 Therapeutics, Inc.(a)(b)	3,123	41,911
Galera Therapeutics, Inc.(a)	4,076	33,016
Genmab A/S(a)	154	67,286
Gilead Sciences, Inc.	16,092	1,124,026
Global Blood Therapeutics, Inc.(a)(b)	6,720	171,226
GlycoMimetics, Inc.(a)	5,325	11,662
Grifols SA	444	10,842
Gritstone bio, Inc.(a)	8,838	95,450
Halozyme Therapeutics, Inc.(a)	8,733	355,258
Heron Therapeutics, Inc.(a)(b)	20,855	222,940
Homology Medicines, Inc.(a)(b)	3,065	24,122
Horizon Therapeutics PLC(a)	1,219	133,529
Hugel, Inc.(a)	504	72,890
Imeik Technology Development Co. Ltd.	2,300	213,451
ImmunityBio, Inc.(a)	1,861	18,126
ImmunoGen, Inc.(a)	3,634	20,605
Incyte Corp.(a)	432	29,713
Infinity Pharmaceuticals, Inc.(a)(b)	6,021	20,592
Innovent Biologics, Inc.(a)(c)	11,000	105,933
Inovio Pharmaceuticals, Inc.(a)	20,652	147,868
Inozyme Pharma, Inc.(a)	892	10,338
Insmed, Inc.(a)(b)	11,242	309,605
Intellia Therapeutics, Inc.(a)	5,320	713,678
Intercept Pharmaceuticals, Inc.(a)(b)	1,472	21,859
Invitae Corp.(a)	18,201	517,454
Ionis Pharmaceuticals, Inc.(a)	442	14,825
Iovance Biotherapeutics, Inc.(a)(b)	457	11,270
Ironwood Pharmaceuticals, Inc.(a)	11,870	155,022
iTeos Therapeutics, Inc.(a)	1,216	32,832
Jounce Therapeutics, Inc.(a)	3,154	23,434
Karyopharm Therapeutics, Inc.(a)	43,749	254,619
Kiniksa Pharmaceuticals Ltd., Class A(a)	15,670	178,481
Kinnate Biopharma, Inc.(a)	3,570	82,181
Kodiak Sciences, Inc.(a)(b)	1,545	148,289
Kronos Bio, Inc.(a)(b)	996	20,876
Kura Oncology, Inc.(a)	5,419	101,498
Ligand Pharmaceuticals, Inc.(a)	610	84,985
LogicBio Therapeutics, Inc.(a)	2,154	9,865
Lyell Immunopharma, Inc.(a)	4,668	69,086
MacroGenics, Inc.(a)(b)	2,973	62,255
MannKind Corp.(a)	26,480	115,188
MaxCyte, Inc.(a)	2,344	28,620
Mirati Therapeutics, Inc.(a)(b)	124	21,937
Mirum Pharmaceuticals, Inc.(a)	1,941	38,665
Moderna, Inc.(a)(b)	2,858	1,099,930
Molecular Templates, Inc.(a)	1,349	9,052
Mustang Bio, Inc.(a)	5,399	14,523
Myriad Genetics, Inc.(a)(b)	8,867	286,315
Natera, Inc.(a)	3,455	385,025
Neurocrine Biosciences, Inc.(a)	343	32,897
NextCure, Inc.(a)	6,872	46,317
Nkarta, Inc.(a)(b)	1,579	43,912
Novavax, Inc.(a)	276	57,218
Nymox Pharmaceutical Corp.(a)(b)	5,685	11,711
Ocugen, Inc.(a)	14,115	101,346
Olema Pharmaceuticals, Inc.(a)	2,439	67,219
Oncorus, Inc.(a)(b)	2,121	19,810
Oncternal Therapeutics, Inc.(a)	4,499	18,761
OPKO Health, Inc.(a)(b)	44,763	163,385
Oyster Point Pharma, Inc.(a)	3,332	39,484
Passage Bio, Inc.(a)	6,160	61,354

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Pieris Pharmaceuticals, Inc.(a)	6,677	$34,520
PMV Pharmaceuticals, Inc.(a)	3,522	104,956
Poseida Therapeutics, Inc.(a)	5,208	37,966
Precigen, Inc.(a)(b)	4,316	21,537
Precision BioSciences, Inc.(a)	7,502	86,573
Prelude Therapeutics, Inc.(a)	1,281	40,031
Prevail Therapeutics, Inc.	1,105	553
Prothena Corp. PLC(a)	1,478	105,278
PTC Therapeutics, Inc.(a)	8,990	334,518
Puma Biotechnology, Inc.(a)	7,912	55,463
Recursion Pharmaceuticals, Inc., Class A(a)(b)	2,947	67,810
Regeneron Pharmaceuticals, Inc.(a)	335	202,735
REGENXBIO, Inc.(a)	5,546	232,488
Relay Therapeutics, Inc.(a)	7,811	246,281
Revolution Medicines, Inc.(a)	3,410	93,809
Rigel Pharmaceuticals, Inc.(a)(b)	21,910	79,533
Rocket Pharmaceuticals, Inc.(a)	1,254	37,482
Sage Therapeutics, Inc.(a)	162	7,178
Sangamo Therapeutics, Inc.(a)(b)	25,053	225,728
Sarepta Therapeutics, Inc.(a)	240	22,195
Seagen, Inc.(a)	513	87,107
Seres Therapeutics, Inc.(a)	4,888	34,020
Shanghai Junshi Biosciences Co. Ltd., Class H(a)(c)	18,600	94,179
Sigilon Therapeutics, Inc.(a)(b)	2,256	12,746
Solid Biosciences, Inc.(a)	19,558	46,744
Sorrento Therapeutics, Inc.(a)(b)	30,784	234,882
Spectrum Pharmaceuticals, Inc.(a)	19,129	41,701
SpringWorks Therapeutics, Inc.(a)	1,741	110,449
SQZ Biotechnologies Co.(a)	1,471	21,212
Stoke Therapeutics, Inc.(a)(b)	966	24,575
Sutro Biopharma, Inc.(a)	4,252	80,320
Taysha Gene Therapies, Inc.(a)	1,892	35,229
TG Therapeutics, Inc.(a)(b)	11,769	391,672
Tonix Pharmaceuticals Holding Corp.(a)	62,405	37,512
Travere Therapeutics, Inc.(a)	1,884	45,687
Trillium Therapeutics, Inc.(a)	6,500	114,140
Twist Bioscience Corp.(a)(b)	4,364	466,817
Tyme Technologies, Inc.(a)(b)	16,692	17,193
Ultragenyx Pharmaceutical, Inc.(a)	4,146	373,928
United Therapeutics Corp.(a)	139	25,657
UNITY Biotechnology, Inc.(a)	5,174	15,522
UroGen Pharma Ltd.(a)	1,960	32,967
Veracyte, Inc.(a)	9,549	443,551
Vertex Pharmaceuticals, Inc.(a)	4,561	827,320
Vincerx Pharma, Inc.(a)	1,674	27,069
Vir Biotechnology, Inc.(a)	6,168	268,431
Y-mAbs Therapeutics, Inc.(a)	3,191	91,071
Yumanity Therapeutics, Inc.(a)	2,431	25,088
Zentalis Pharmaceuticals, Inc.(a)	2,041	136,012

		27,716,312

Building Products — 0.7%
AAON, Inc.	315	20,582
Advanced Drainage Systems, Inc.	177	19,146
Allegion plc	5,199	687,204
Armstrong World Industries, Inc.	150	14,321
Assa Abloy AB, Class B	1,595	46,266
AZEK Co., Inc.(a)	345	12,603
Builders FirstSource, Inc.(a)(b)	19,418	1,004,687
Carlisle Cos., Inc.	162	32,204
Carrier Global Corp.	2,194	113,561
Cie de Saint-Gobain	1,542	103,772
Cornerstone Building Brands, Inc.(a)(b)	10,043	146,728

Security	Shares	Value

Building Products (continued)
Daikin Industries Ltd.	800	$174,431
Geberit AG, Registered Shares	271	198,969
Gibraltar Industries, Inc.(a)	1,065	74,177
Griffon Corp.	6,964	171,314
JELD-WEN Holding, Inc.(a)	8,996	225,170
Johnson Controls International PLC	1,823	124,110
Kingspan Group PLC	571	56,957
Lennox International, Inc.	914	268,871
LG Hausys Ltd.	2,779	182,731
Masco Corp.	417	23,164
Nibe Industrier AB, B Shares	3,523	44,273
Owens Corning	2,850	243,675
Resideo Technologies, Inc.(a)	11,785	292,150
Rockwool International A/S, B Shares	79	33,740
Trane Technologies PLC	8,501	1,467,698
Trex Co., Inc.(a)(b)	2,217	225,979
Zhejiang Weixing New Building Materials Co. Ltd., Class A	63,826	166,713
Zhuzhou Kibing Group Co. Ltd., Class A	59,400	157,674

		6,332,870

Capital Markets — 2.1%
3i Group PLC	2,475	42,512
Abrdn PLC	4,951	16,932
Affiliated Managers Group, Inc.(b)	131	19,793
Ameriprise Financial, Inc.	637	168,244
Amundi SA(c)	245	20,606
Apollo Global Management, Inc.	437	26,915
Ares Management Corp., Class A	433	31,968
Artisan Partners Asset Management, Inc., Class A	6,759	330,650
Assetmark Financial Holdings, Inc.(a)	6,447	160,337
ASX Ltd.	174	10,046
B. Riley Financial, Inc.	815	48,118
B3 SA - Brasil Bolsa Balcao	353,745	827,565
Bank of New York Mellon Corp.	27,172	1,408,596
Blackstone Group, Inc.	2,356	274,097
Brookfield Asset Management, Inc.(b)	10	535
Carlyle Group, Inc.	220	10,402
Cboe Global Markets, Inc.	173	21,428
Charles Schwab Corp.	4,521	329,310
China International Capital Corp. Ltd., Class H(c)	55,600	145,347
CITIC Securities Co. Ltd., Class A	176,200	687,917
CITIC Securities Co. Ltd., Class H	103,500	262,386
CME Group, Inc.(b)	9,139	1,767,300
Cohen & Steers, Inc.	6,352	532,107
Cowen, Inc., Class A	4,027	138,166
Credit Suisse Group AG, Registered Shares	9,738	96,175
Daiwa Securities Group, Inc.	6,300	36,721
Deutsche Bank AG, Registered Shares(a)	5,181	65,839
Deutsche Boerse AG	655	106,285
Donnelley Financial Solutions, Inc.(a)	7,026	243,240
EQT AB	605	25,122
Evercore, Inc., Class A(b)	126	16,842
FactSet Research Systems, Inc.	45	17,765
Franklin Resources, Inc.(b)	317	9,421
Futu Holdings Ltd., ADR(a)	124	11,286
GF Securities Co. Ltd., Class H	40,400	70,451
Goldman Sachs Group, Inc.	1,005	379,920
Hamilton Lane, Inc., Class A	5,434	460,912
Hargreaves Lansdown PLC	965	18,529
Hong Kong Exchanges & Clearing Ltd.	2,800	172,061
Houlihan Lokey, Inc.	8,029	739,471
Huatai Securities Co. Ltd., Class A	39,200	102,981

5

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Interactive Brokers Group, Inc., Class A	316	$19,699
Intercontinental Exchange, Inc.	4,474	513,705
Invesco Ltd.	444	10,705
Investec Ltd.	39,977	173,752
Japan Exchange Group, Inc.	1,400	34,720
Jefferies Financial Group, Inc.	689	25,583
Julius Baer Group Ltd.	1,246	82,784
KKR & Co., Inc.	2,250	136,980
Lazard Ltd., Class A	308	14,106
London Stock Exchange Group PLC	931	93,294
LPL Financial Holdings, Inc.(b)	251	39,347
Macquarie Group Ltd.	972	125,579
MarketAxess Holdings, Inc.	70	29,448
Moelis & Co., Class A	6,336	392,008
Moody’s Corp.	493	175,069
Morgan Stanley	14,880	1,447,973
Morningstar, Inc.	74	19,168
MSCI, Inc.	228	138,702
Nasdaq, Inc.	292	56,362
Nippon Life India Asset Management Ltd.(c)	17,540	99,914
Nomura Holdings, Inc.	13,200	65,075
Northern Trust Corp.	480	51,749
Open Lending Corp., Class A(a)	3,855	139,050
Partners Group Holding AG	114	177,913
Piper Sandler Cos	224	31,015
Raymond James Financial, Inc.	289	26,669
S&P Global, Inc.	991	421,066
SBI Holdings, Inc.	400	9,797
Schroders PLC	232	11,173
Sculptor Capital Management, Inc.	2,951	82,303
Silvercrest Asset Management Group, Inc., Class A	2,743	42,736
St James’s Place PLC	1,305	26,325
State Street Corp.	868	73,537
Stifel Financial Corp.	38,244	2,599,062
T. Rowe Price Group, Inc.	625	122,938
Tradeweb Markets, Inc., Class A(b)	214	17,287
UBS Group AG, Registered Shares	13,645	217,796
Virtu Financial, Inc., Class A	294	7,182
Virtus Investment Partners, Inc.	933	289,529

		17,895,398

Chemicals — 1.8%
Air Liquide SA	1,659	265,705
Air Products & Chemicals, Inc.	238	60,954
Albemarle Corp.	292	63,939
Amyris, Inc.(a)(b)	22,325	306,522
Asahi Kasei Corp.	2,200	23,575
Ashland Global Holdings, Inc.	173	15,418
Asian Paints Ltd.	21,535	938,729
Avient Corp.	16,850	780,997
Axalta Coating Systems Ltd.(a)	658	19,207
BASF SE	3,777	286,335
Chemours Co.	518	15,053
Chr Hansen Holding A/S	369	30,141
Corteva, Inc.	698	29,372
Diversey Holdings Ltd.(a)(b)	162	2,598
Dow, Inc.	1,119	64,410
DuPont de Nemours, Inc.	839	57,044
Ecolab, Inc.	2,119	442,066
Element Solutions, Inc.	729	15,805
Formosa Plastics Corp.	221,000	893,494
Givaudan SA, Registered Shares	40	182,364
Hawkins, Inc.	7,908	275,831

Security	Shares	Value

Chemicals (continued)
HB Fuller Co.	10,181	$657,285
Huafon Chemical Co. Ltd., Class A	28,800	54,046
Huntsman Corp.	664	19,648
Indorama Ventures PCL, NVDR	81,100	105,635
Innospec, Inc.	4,859	409,225
International Flavors & Fragrances, Inc.	1,015	135,726
Koninklijke DSM NV	765	152,982
Kronos Worldwide, Inc.	10,377	128,779
LG Chem Ltd.	749	485,779
Livent Corp.(a)(b)	12,749	294,629
Lotte Chemical Corp.	805	162,026
LyondellBasell Industries NV, Class A	406	38,103
Mosaic Co.	779	27,826
Nan Ya Plastics Corp.	395,000	1,291,198
NewMarket Corp.	21	7,114
Nippon Sanso Holdings Corp.	1,600	40,098
Nissan Chemical Corp.	300	17,546
Novozymes A/S, B Shares	538	36,881
Petronas Chemicals Group BHD	52,100	108,269
PhosAgro PJSC, GDR, Registered Shares	12,996	289,551
PPG Industries, Inc.	722	103,253
Saudi Basic Industries Corp.	60,396	2,040,963
Scotts Miracle-Gro Co.	129	18,880
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	16,400	83,225
Sherwin-Williams Co.	6,910	1,932,934
Shin-Etsu Chemical Co. Ltd.	1,500	253,153
Sika AG, Registered Shares	463	146,388
Solvay SA	918	113,876
SRF Ltd.	554	84,182
Stepan Co.	2,607	294,435
Sumitomo Chemical Co. Ltd.	2,700	14,014
Tata Chemicals Ltd.	11,255	138,834
Tongkun Group Co. Ltd.	66,100	223,195
Trinseo SA	6,340	342,233
TSRC Corp.	111,000	124,283
Umicore SA	594	35,141
UPL Ltd.	24,810	235,833
Valvoline, Inc.	570	17,773
Westlake Chemical Corp.	104	9,479

		15,443,979

Commercial Services & Supplies — 0.6%
ACCO Brands Corp.	32,148	276,151
ADT, Inc.	498	4,029
Brambles Ltd.	8,956	68,867
BrightView Holdings, Inc.(a)(b)	13,141	193,961
Cimpress PLC(a)(b)	2,526	219,332
Cintas Corp.	451	171,678
Clean Harbors, Inc.(a)	159	16,515
Copart, Inc.(a)	1,583	219,594
Driven Brands Holdings, Inc.(a)	153	4,420
HNI Corp.	2,787	102,339
IAA, Inc.(a)	15,317	835,849
KAR Auction Services, Inc.(a)	18,199	298,282
Kimball International, Inc., Class B	22,633	253,489
Matthews International Corp., Class A	549	19,045
Montrose Environmental Group, Inc.(a)(b)	1,109	68,470
MSA Safety, Inc.	115	16,755
Quad/Graphics, Inc.(a)	12,121	51,514
Rentokil Initial PLC	13,266	104,175
Republic Services, Inc.	811	97,369
Rollins, Inc.	2,272	80,270

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
RR Donnelley & Sons Co.(a)(b)	13,703	$70,433
Saudi Airlines Catering Co.(a)	16,091	383,967
Secom Co. Ltd.	400	28,931
Securitas AB, B Shares	3,488	55,207
Steelcase, Inc., Class A	26,174	331,886
Stericycle, Inc.(a)	288	19,575
Tetra Tech, Inc.	5,082	758,946
Waste Connections, Inc.	910	114,596
Waste Management, Inc.	1,974	294,837

		5,160,482

Communications Equipment — 0.2%
Applied Optoelectronics, Inc.(a)(b)	8,336	59,852
Calix, Inc.(a)	6,438	318,230
Casa Systems, Inc.(a)(b)	6,565	44,511
Ciena Corp.(a)	486	24,956
CommScope Holding Co., Inc.(a)	632	8,589
Harmonic, Inc.(a)(b)	2,985	26,119
Juniper Networks, Inc.	10,529	289,758
Lumentum Holdings, Inc.(a)	238	19,883
NETGEAR, Inc.(a)	1,717	54,789
Ubiquiti, Inc.	21	6,272
ViaSat, Inc.(a)	195	10,739
Viavi Solutions, Inc.(a)	17,608	277,150
ZTE Corp., Class A	72,686	372,216
ZTE Corp., Class H	90,400	296,618

		1,809,682

Construction & Engineering — 0.5%
AECOM(a)	440	27,786
Ameresco, Inc., Class A(a)(b)	4,163	243,244
EMCOR Group, Inc.	17,814	2,055,379
Ferrovial SA	5,318	155,225
Fluor Corp.(a)	7,405	118,258
Granite Construction, Inc.(b)	9,019	356,701
Kalpataru Power Transmission Ltd.	18,880	102,367
KEC International Ltd.	16,035	95,453
MasTec, Inc.(a)	3,977	343,136
Matrix Service Co.(a)(b)	6,515	68,147
McClatchy Co., Class A(a)(d)	3,156	—
MYR Group, Inc.(a)	661	65,770
Primoris Services Corp.	11,654	285,406
Quanta Services, Inc.	436	49,626
Tutor Perini Corp.(a)	14,013	181,889
Valmont Industries, Inc.	66	15,518
Vinci SA	1,113	115,762
WillScot Mobile Mini Holdings Corp.(a)	12,754	404,557

		4,684,224

Construction Materials — 0.4%
Cemex SAB de CV(a)	385,002	277,726
China National Building Material Co. Ltd., Class H	108,000	146,226
China Resources Cement Holdings Ltd.	104,000	99,965
CRH PLC	2,292	108,171
Eagle Materials, Inc.	130	17,051
James Hardie Industries PLC	716	25,397
Martin Marietta Materials, Inc.	316	107,971
Siam Cement PCL, NVDR	90,100	1,066,453
Summit Materials, Inc., Class A(a)(b)	13,167	420,949
Vulcan Materials Co.	4,157	703,198
West China Cement Ltd.	812,000	150,941

		3,124,048

Consumer Finance — 0.8%
Ally Financial, Inc.	33,410	1,705,580

Security	Shares	Value

Consumer Finance (continued)
American Express Co.	15,533	$2,602,243
Bajaj Finance Ltd.	703	72,338
Capital One Financial Corp.	1,290	208,941
Credit Acceptance Corp.(a)(b)	29	16,974
Discover Financial Services	744	91,400
Encore Capital Group, Inc.(a)(b)	3,519	173,381
Enova International, Inc.(a)	5,370	185,534
Ezcorp, Inc., Class A(a)(b)	28,966	219,273
Isracard Ltd.	1	4
LendingClub Corp.(a)	1,523	43,010
LendingTree, Inc.(a)	1,498	209,465
Lufax Holding Ltd., ADR(a)(b)	15,946	111,303
OneMain Holdings, Inc.	327	18,093
PRA Group, Inc.(a)(b)	14,697	619,332
PROG Holdings, Inc.	10,503	441,231
Regional Management Corp.	1,681	97,801
Santander Consumer USA Holdings, Inc.(b)	190	7,923
SLM Corp.	1,014	17,846
Synchrony Financial	1,326	64,815
Upstart Holdings Inc(a)	39	12,341

		6,918,828

Containers & Packaging — 0.1%
Amcor PLC	7,223	83,715
AptarGroup, Inc.	207	24,706
Ardagh Group SA	56	1,427
Avery Dennison Corp.	1,876	388,726
Berry Global Group, Inc.(a)(b)	425	25,874
Graphic Packaging Holding Co.	889	16,927
Klabin SA(a)	37,815	168,113
Silgan Holdings, Inc.	264	10,127
Smurfit Kappa Group PLC	673	35,432
Sonoco Products Co.	316	18,827

		773,874

Distributors — 0.1%
Funko, Inc., Class A(a)	1,031	18,775
Genuine Parts Co.	3,892	471,827
LKQ Corp.(a)	5,134	258,343
Pool Corp.	523	227,196

		976,141

Diversified Consumer Services — 0.2%
2U, Inc.(a)(b)	15,958	535,710
Bright Horizons Family Solutions, Inc.(a)(b)	191	26,629
Chegg, Inc.(a)(b)	441	29,997
Cogna Educacao(a)	191,654	95,374
Coursera, Inc.(a)(b)	4,202	132,993
Duolingo, Inc.(a)	288	47,912
frontdoor, Inc.(a)	270	11,313
Graham Holdings Co., Class B	429	252,750
Grand Canyon Education, Inc.(a)	144	12,666
H&R Block, Inc.	572	14,300
Service Corp. International	8,014	482,924
Strategic Education, Inc.	1,405	99,052
Stride, Inc.(a)	5,737	206,188
Terminix Global Holdings, Inc.(a)	405	16,876
Universal Technical Institute, Inc.(a)	5,992	40,506

		2,005,190

Diversified Financial Services — 0.6%
Alerus Financial Corp.	2,021	60,387
Berkshire Hathaway, Inc., Class B(a)	9,403	2,566,455
Chailease Holding Co. Ltd.	20,000	175,642
Equitable Holdings, Inc.	2,024	59,991

7

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
EXOR NV	214	$17,958
FirstRand Ltd.	198,707	851,239
Groupe Bruxelles Lambert SA	647	71,167
Investor AB, B Shares	6,879	147,929
Jackson Financial, Inc.(a)(b)	194	5,044
Kinnevik AB, Class B(a)	531	18,667
M&G PLC	5,424	14,820
Mitsubishi HC Capital, Inc.	1,900	9,935
ORIX Corp.	4,800	89,815
Sofina SA	58	23,046
Voya Financial, Inc.	20,921	1,284,340
Wendel SE	82	11,330

		5,407,765

Diversified Telecommunication Services — 0.3%
Bandwidth, Inc., Class A(a)(b)	5,924	534,819
BT Group PLC(a)	8,568	18,368
Cellnex Telecom SA(c)	285	17,596
Deutsche Telekom AG, Registered Shares	474	9,506
Emirates Telecommunications Group Co. PJSC	81,476	532,600
Globalstar, Inc.(a)(b)	46,596	77,815
IDT Corp., Class B(a)(b)	4,967	208,366
Iridium Communications, Inc.(a)(b)	6,410	255,438
KT Corp.	5,705	156,028
KT Corp., ADR	37,836	515,326
Ooma, Inc.(a)	6,002	111,697
Radius Global Infrastructure, Inc., Class A(a)	6,563	107,174
Telefonica Brasil SA	6,138	48,320
Telkom SA SOC Ltd.(a)	36,963	108,321
Turk Telekomunikasyon AS	200,934	169,234

		2,870,608

Electric Utilities — 1.2%
Adani Transmission Ltd.(a)	2,279	47,627
AusNet Services Ltd.	41,159	74,500
Avangrid, Inc.	180	8,748
CK Infrastructure Holdings Ltd.	24,000	133,863
CPFL Energia SA	103,151	510,096
Edison International	6,237	345,966
Electricite de France SA	4,196	52,728
Elia Group SA/NV	943	112,689
Endesa SA	6,988	140,930
Enel SpA	35,459	272,156
Energisa SA	79,008	637,055
Entergy Corp.	3,268	324,545
Eversource Energy	3,954	323,279
Exelon Corp.	11,810	570,895
Fortum OYJ	6,100	185,233
Hawaiian Electric Industries, Inc.	332	13,556
Iberdrola SA	36,042	362,600
Korea Electric Power Corp.	7,571	149,866
Light SA	20,200	48,703
NextEra Energy, Inc.	20,800	1,633,216
OGE Energy Corp.	43,768	1,442,593
Orsted A/S(c)	946	124,697
Pinnacle West Capital Corp.	1,437	103,981
PNM Resources, Inc.	3,087	152,745
Portland General Electric Co.	37,401	1,757,473
Red Electrica Corp. SA	138	2,769
Southern Co.(b)	5,552	344,057
SSE PLC	7,073	148,923
Tenaga Nasional Bhd	236,300	545,313

Security	Shares	Value

Electric Utilities (continued)
Terna SPA	15,098	$107,148
Verbund AG	897	90,718

		10,768,668

Electrical Equipment — 0.5%
ABB Ltd., Registered Shares	1,489	49,810
Acuity Brands, Inc.	111	19,244
Amara Raja Batteries Ltd.	37,864	381,117
Atkore, Inc.(a)	3,662	318,301
AZZ, Inc.	6,355	338,086
Bizlink Holding, Inc.	14,000	111,299
Bloom Energy Corp., Class A(a)	17,401	325,747
ChargePoint Holdings, Inc.(a)	432	8,636
Contemporary Amperex Technology Co. Ltd., Class A	10,300	836,331
Eve Energy Co. Ltd., Class A	16,600	253,081
FuelCell Energy, Inc.(a)(b)	8,918	59,661
Generac Holdings, Inc.(a)	193	78,873
Havells India Ltd.	25,865	475,466
Hubbell, Inc.	171	30,895
Legrand SA	836	89,577
LS Electric Co. Ltd.	6,041	335,878
Mitsubishi Electric Corp.	3,100	43,082
Nidec Corp.	1,000	110,240
nVent Electric PLC	524	16,941
Regal Beloit Corp.	128	19,244
Schneider Electric SE	591	98,433
Shoals Technologies Group, Inc., Class A(a)(b)	322	8,977
Sunrun, Inc.(a)(b)	3,498	153,912
TPI Composites, Inc.(a)	2,460	83,025
Vertiv Holdings Co.	886	21,344
Vestas Wind Systems A/S	3,981	159,674
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	30,400	63,926

		4,490,800

Electronic Equipment, Instruments & Components — 1.0%
AAC Technologies Holdings, Inc.	25,000	118,225
AU Optronics Corp.	350,000	219,425
Avnet, Inc.	312	11,535
Badger Meter, Inc.	3,840	388,378
Coherent, Inc.(a)	77	19,257
Delta Electronics, Inc.	21,000	188,163
Elite Material Co. Ltd.	33,000	255,612
ePlus, Inc.(a)	6,104	626,331
Flex Ltd.(a)	4,610	81,505
Hamamatsu Photonics KK	1,500	92,788
Hexagon AB, B Shares	2,218	34,308
Hon Hai Precision Industry Co. Ltd.	298,000	1,112,318
Itron, Inc.(a)	2,375	179,621
Jabil, Inc.	457	26,675
Keyence Corp.	500	298,435
Kingboard Holdings Ltd.	52,000	235,330
Knowles Corp.(a)	20,617	386,363
Kyocera Corp.	1,200	75,014
LG Display Co. Ltd.(a)	6,442	101,653
LG Innotek Co. Ltd.	662	114,824
Littelfuse, Inc.	75	20,495
MicroVision, Inc.(a)	2,993	33,073
Murata Manufacturing Co. Ltd.	1,600	141,524
National Instruments Corp.	413	16,202
OSI Systems, Inc.(a)	8,992	852,442
PAR Technology Corp.(a)(b)	1,121	68,953

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
PC Connection, Inc.	6,382	$280,999
Samsung Electro-Mechanics Co. Ltd.	7,716	1,141,787
Samsung SDI Co. Ltd.	406	242,268
ScanSource, Inc.(a)	10,536	366,547
SYNNEX Corp.	131	13,637
Tong Hsing Electronic Industries Ltd.	16,000	127,837
Unimicron Technology Corp.	70,000	327,540
Vishay Intertechnology, Inc.	10,230	205,521
Vontier Corp.	533	17,909
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	14,600	156,225

		8,578,719

Energy Equipment & Services — 0.3%
Archrock, Inc.	8,294	68,426
ChampionX Corp.(a)	23,997	536,573
Frank’s International NV(a)	15,268	44,888
FTS International, Inc., Class A(a)	1,247	30,676
Helix Energy Solutions Group, Inc.(a)(b)	21,289	82,601
Helmerich & Payne, Inc.	4,319	118,384
Liberty Oilfield Services, Inc., Class A(a)(b)	8,819	106,975
Natural Gas Services Group, Inc.(a)	3,703	38,437
Newpark Resources, Inc.(a)	5,681	18,747
NOV, Inc.(a)	6,187	81,112
Oceaneering International, Inc.(a)	21,731	289,457
Oil States International, Inc.(a)	6,846	43,746
Patterson-UTI Energy, Inc.	18,199	163,791
ProPetro Holding Corp.(a)	41,274	357,020
Schlumberger NV	25,505	755,968
Smart Sand, Inc.(a)	600	1,470
U.S. Silica Holdings, Inc.(a)	6,856	54,779

		2,793,050

Entertainment — 1.2%
Activision Blizzard, Inc.	2,437	188,599
AMC Entertainment Holdings, Inc., Class A(a)(b)	26,166	995,878
Bollore SA	2,857	16,499
Cinemark Holdings, Inc.(a)(b)	26,596	510,909
Electronic Arts, Inc.	796	113,231
Embracer Group AB(a)	892	8,589
Eros STX Global Corp.(a)	34,220	31,465
Gaia, Inc.(a)	4,042	38,318
G-bits Network Technology Xiamen Co. Ltd., Class A	2,000	121,401
Kingsoft Corp. Ltd.	27,600	109,886
Liberty Media Corp.-Liberty Formula One, Class A(a)	79	3,717
Liberty Media Corp.-Liberty Formula One, Class C(a)	639	32,851
Lions Gate Entertainment Corp., Class A(a)	9,608	136,338
Lions Gate Entertainment Corp., Class B(a)	1,964	25,532
Live Nation Entertainment, Inc.(a)(b)	4,773	434,964
Madison Square Garden Sports Corp.(a)	59	10,971
Marcus Corp.(a)	5,856	102,187
NetEase, Inc.	7,000	118,443
NetEase, Inc., ADR	12,164	1,038,806
Netflix, Inc.(a)	1,547	944,196
Nexon Co. Ltd.	700	11,235
Nintendo Co. Ltd.	300	143,365
Playtika Holding Corp.(a)	240	6,631
Roku, Inc.(a)	3,371	1,056,303
Sea Ltd., ADR(a)	217	69,164
Skillz, Inc.(a)(b)	928	9,113
Spotify Technology SA(a)(b)	2,337	526,620
Take-Two Interactive Software, Inc.(a)	288	44,372
Ubisoft Entertainment SA(a)	150	8,982
Universal Music Group NV(a)	2,525	67,608

Security	Shares	Value

Entertainment (continued)
Walt Disney Co.(a)	13,388	$2,264,848
Warner Music Group Corp., Class A(b)	3,731	159,463
World Wrestling Entertainment, Inc., Class A(b)	140	7,876
Zynga, Inc., Class A(a)	95,198	716,841

		10,075,201

Equity Real Estate Investment Trusts (REITs) — 2.1%
Acadia Realty Trust	13,235	270,126
Agree Realty Corp.	879	58,216
Alexander & Baldwin, Inc.(b)	19,803	464,182
Alexandria Real Estate Equities, Inc.	625	119,419
Alpine Income Property Trust, Inc.	3,002	55,147
American Assets Trust, Inc.	6,609	247,309
American Campus Communities, Inc.	431	20,882
American Finance Trust, Inc.	24,648	198,170
American Homes 4 Rent, Class A	876	33,393
American Tower Corp.	1,621	430,230
Americold Realty Trust	795	23,095
Apartment Income REIT Corp.	492	24,015
Armada Hoffler Properties, Inc.	5,752	76,904
Ascendas Real Estate Investment Trust	17,500	38,573
Ashford Hospitality Trust, Inc.(a)	3,796	55,877
AvalonBay Communities, Inc.	539	119,464
Boston Properties, Inc.	653	70,753
Braemar Hotels & Resorts, Inc.(a)	60,795	294,856
Brandywine Realty Trust	3,530	47,373
British Land Co. PLC	770	5,109
Brixmor Property Group, Inc.	932	20,607
Camden Property Trust	1,324	195,250
CapitaLand Integrated Commercial Trust	24,609	36,644
CIM Commercial Trust Corp.	6,228	56,426
Clipper Realty, Inc.	10,412	84,337
CorEnergy Infrastructure Trust, Inc.(b)	7,858	34,811
CorePoint Lodging, Inc.(a)	17,766	275,373
CoreSite Realty Corp.	134	18,564
Corporate Office Properties Trust	24,452	659,715
Cousins Properties, Inc.	467	17,414
Covivio	169	14,202
Crown Castle International Corp.	1,638	283,898
CTO Realty Growth, Inc.(b)	2,480	133,325
CubeSmart	632	30,620
CyrusOne, Inc.	386	29,880
Daiwa House REIT Investment Corp.	8	23,493
Dexus	1,436	11,052
DiamondRock Hospitality Co.(a)(b)	20,251	191,372
Digital Realty Trust, Inc.	1,056	152,539
DigitalBridge Group, Inc.(a)(b)	28,922	174,400
Douglas Emmett, Inc.	524	16,564
Duke Realty Corp.	1,365	65,343
Easterly Government Properties, Inc.	5,971	123,361
EastGroup Properties, Inc.	2,162	360,254
Empire State Realty Trust, Inc., Class A	2,901	29,097
EPR Properties	233	11,506
Equinix, Inc.	509	402,176
Equity LifeStyle Properties, Inc.	719	56,154
Equity Residential	2,991	242,032
Essex Property Trust, Inc.	261	83,452
Extra Space Storage, Inc.	609	102,306
Federal Realty Investment Trust	243	28,672
First Industrial Realty Trust, Inc.	8,744	455,388
Four Corners Property Trust, Inc.	17,973	482,755
Gaming and Leisure Properties, Inc.	694	32,146
Gecina SA	116	15,606

9

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Global Net Lease, Inc.	30,770	$492,935
GLP J-REIT	9	14,815
Goodman Group	4,661	71,719
GPT Group	2,497	8,994
Growthpoint Properties Ltd.	12,622	11,986
Healthcare Realty Trust, Inc.	11,588	345,091
Healthcare Trust of America, Inc., Class A	685	20,317
Healthpeak Properties, Inc.	2,206	73,857
Highwoods Properties, Inc.	324	14,211
Host Hotels & Resorts, Inc.(a)	2,419	39,502
Hudson Pacific Properties, Inc.	462	12,137
Invitation Homes, Inc.	2,436	93,372
Iron Mountain, Inc.(b)	1,241	53,921
iStar, Inc.(b)	5,086	127,557
Japan Metropolitan Fund Invest	12	11,522
Japan Real Estate Investment Corp.	5	29,991
JBG SMITH Properties	390	11,548
Kilroy Realty Corp.	366	24,233
Kimco Realty Corp.	1,830	37,972
Klepierre SA	715	15,990
Lamar Advertising Co., Class A	271	30,745
Land Securities Group PLC	1,607	14,978
Life Storage, Inc.	12,550	1,439,987
Link REIT	5,700	48,811
Macerich Co.	22,281	372,316
Mapletree Logistics Trust	6,800	10,166
Medical Properties Trust, Inc.	2,943	59,066
Mid-America Apartment Communities, Inc.	402	75,073
Mirvac Group	2,646	5,613
National Retail Properties, Inc.	550	23,754
National Storage Affiliates Trust	10,536	556,195
Nippon Building Fund, Inc.	6	38,981
Nippon Prologis REIT, Inc.	4	13,368
Nomura Real Estate Master Fund, Inc.	14	20,150
Office Properties Income Trust	3,092	78,320
Omega Healthcare Investors, Inc.	832	24,927
Orix JREIT, Inc.	8	13,923
Outfront Media, Inc.	15,125	381,150
Park Hotels & Resorts, Inc.(a)	739	14,144
Pennsylvania Real Estate Investment Trust(a)(b)	18,057	35,031
Physicians Realty Trust	9,563	168,500
Piedmont Office Realty Trust, Inc., Class A	13,181	229,745
Plymouth Industrial REIT, Inc.	5,939	135,112
Preferred Apartment Communities, Inc.	3,692	45,153
Prologis, Inc.	19,796	2,483,012
Public Storage	563	167,267
Rayonier, Inc.	435	15,521
Realty Income Corp.(b)	1,579	102,414
Regency Centers Corp.	612	41,206
Retail Properties of America, Inc., Class A	4,486	57,780
Retail Value, Inc.	2,045	53,845
Rexford Industrial Realty, Inc.	423	24,005
Ryman Hospitality Properties, Inc.(a)	3,697	309,439
SBA Communications Corp.	427	141,153
Scentre Group	12,878	27,409
Segro PLC	3,198	51,372
Simon Property Group, Inc.	1,232	160,123
SL Green Realty Corp.(b)	221	15,656
Spirit Realty Capital, Inc.	361	16,620
Stockland	2,861	9,073
STORE Capital Corp.	769	24,631
Sun Communities, Inc.	509	94,216

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Terreno Realty Corp.	3,151	$199,238
UDR, Inc.	1,080	57,218
Unibail-Rodamco-Westfield(a)	384	28,263
United Urban Investment Corp.	7	9,461
Uniti Group, Inc.(b)	18,974	234,708
Ventas, Inc.	1,487	82,097
VEREIT, Inc.	1,051	47,537
VICI Properties, Inc.(b)	20,650	586,666
Vornado Realty Trust	648	27,222
Washington Real Estate Investment Trust	1,833	45,367
Welltower, Inc.	1,524	125,578
Weyerhaeuser Co.	2,832	100,734
Whitestone REIT	6,569	64,245
WP Carey, Inc.	707	51,639

		18,405,420

Food & Staples Retailing — 1.0%
Aeon Co. Ltd.	2,200	57,838
Albertsons Cos., Inc., Class A	489	15,223
Andersons, Inc.	7,510	231,533
BGF retail Co. Ltd.	959	136,998
BJ’s Wholesale Club Holdings, Inc.(a)(b)	6,470	355,332
Carrefour SA	1,043	18,692
Chefs’ Warehouse, Inc.(a)	3,129	101,912
Clicks Group Ltd.	18,036	332,604
Costco Wholesale Corp.	8,084	3,632,545
Dino Polska SA(a)(c)	510	42,598
Endeavour Group Ltd.	1,231	6,160
Grocery Outlet Holding Corp.(a)	275	5,932
J Sainsbury PLC	2,533	9,708
Jeronimo Martins SGPS SA	3,487	69,514
Koninklijke Ahold Delhaize NV	4,806	160,031
Kroger Co.	3,145	127,152
Migros Ticaret AS(a)	10,864	38,274
Ocado Group PLC(a)	741	16,560
Performance Food Group Co.(a)	15,278	709,816
Pick n Pay Stores Ltd.	18,094	68,489
PriceSmart, Inc.	2,821	218,769
Rite Aid Corp.(a)	7,484	106,273
Shoprite Holdings Ltd.(b)	33,858	401,900
Sok Marketler Ticaret	57,786	76,675
Spar Group Ltd.	6,777	88,396
SpartanNash Co.	4,277	93,666
Sprouts Farmers Market, Inc.(a)(b)	15,544	360,155
Sun Art Retail Group Ltd.	279,000	129,009
Sysco Corp.	2,947	231,340
Tsuruha Holdings, Inc.	200	24,664
US Foods Holding Corp.(a)	696	24,123
Walgreens Boots Alliance, Inc.	3,703	174,226
Welcia Holdings Co. Ltd.	400	14,417
WM Morrison Supermarkets PLC	11,115	44,105
Woolworths Group Ltd.	1,377	38,678

		8,163,307

Food Products — 0.9%
AVI Ltd.	55,562	315,652
Beyond Meat, Inc.(a)(b)	181	19,052
BRF SA(a)	21,582	107,360
China Mengniu Dairy Co. Ltd.	95,000	611,784
CJ CheilJedang Corp.	1,255	431,810
Conagra Brands, Inc.	30,341	1,027,650
Dali Foods Group Co. Ltd.(c)	178,500	107,770
Darling Ingredients, Inc.(a)	509	36,597
Flowers Foods, Inc.	590	13,942

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Freshpet, Inc.(a)	868	$123,855
Grupo Bimbo SAB de CV, Series A	134,610	378,498
Hain Celestial Group, Inc.(a)	264	11,294
Hostess Brands, Inc.(a)	28,065	487,489
Ingredion, Inc.	211	18,781
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	33,500	195,568
JBS SA	26,691	181,690
Kellogg Co.(b)	9,274	592,794
Kerry Group PLC, Class A	317	42,595
Kikkoman Corp.	300	24,412
Kuala Lumpur Kepong BHD	33,900	162,921
Landec Corp.(a)	12,828	118,274
Marfrig Global Foods SA	30,612	144,242
McCormick & Co., Inc.	776	62,879
Mission Produce, Inc.(a)	1,688	31,025
Nestle SA, Registered Shares	6,301	759,208
Orion Corp./Republic of Korea	898	88,487
Pilgrim’s Pride Corp.(a)	150	4,362
Post Holdings, Inc.(a)	186	20,490
Seneca Foods Corp., Class A(a)	651	31,391
Tingyi Cayman Islands Holding Corp.	166,000	308,646
TreeHouse Foods, Inc.(a)	1,355	54,037
Uni-President China Holdings Ltd.	147,000	139,532
Uni-President Enterprises Corp.	257,000	627,888
Vital Farms, Inc.(a)	10,090	177,281

		7,459,256

Gas Utilities — 0.5%
APA Group	14,578	90,803
Beijing Enterprises Holdings Ltd.	83,000	331,294
Brookfield Infrastructure Corp., Class A	5,896	353,053
China Resources Gas Group Ltd.	32,000	168,126
Enn Energy Holdings Ltd.	11,900	196,272
Hong Kong & China Gas Co. Ltd.	28,380	42,879
Korea Gas Corp.(a)	8,471	345,413
Kunlun Energy Co. Ltd.	74,000	77,188
National Fuel Gas Co.	275	14,443
Naturgy Energy Group SA	6,758	170,105
Osaka Gas Co. Ltd.	5,500	100,502
Snam SpA	22,641	125,248
South Jersey Industries, Inc.	22,765	483,984
Southwest Gas Holdings, Inc.	21,915	1,465,675
Toho Gas Co. Ltd.	500	21,747
Tokyo Gas Co. Ltd.	4,000	74,429
UGI Corp.	11,039	470,482

		4,531,643

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	4,915	580,609
Accuray, Inc.(a)	27,163	107,294
Alcon, Inc.	1,513	122,509
Align Technology, Inc.(a)	1,660	1,104,614
Asahi Intecc Co. Ltd.	400	10,955
AtriCure, Inc.(a)	5,609	390,106
Atrion Corp.	216	150,660
Axogen, Inc.(a)	1,935	30,573
Axonics, Inc.(a)(b)	2,841	184,921
Baxter International, Inc.	1,345	108,178
Becton Dickinson and Co.	344	84,562
BioLife Solutions, Inc.(a)	1,871	79,181
Boston Scientific Corp.(a)	1,475	64,000
Cardiovascular Systems, Inc.(a)	6,575	215,857
Carl Zeiss Meditec AG	240	45,973

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Cerus Corp.(a)(b)	22,221	$135,326
Cochlear Ltd.	90	14,082
Coloplast A/S, Class B	346	54,101
CryoLife, Inc.(a)	6,406	142,790
Demant A/S(a)	182	9,171
DexCom, Inc.(a)(b)	1,252	684,669
Eargo, Inc.(a)	2,744	18,467
Edwards Lifesciences Corp.(a)	704	79,700
Envista Holdings Corp.(a)(b)	3,165	132,329
Ginko International Co. Ltd.	12,000	78,975
Glaukos Corp.(a)	1,379	66,426
Globus Medical, Inc., Class A(a)	243	18,619
GN Store Nord A/S	166	11,481
Haemonetics Corp.(a)	11,201	790,679
Heska Corp.(a)	1,945	502,860
Hill-Rom Holdings, Inc.	210	31,500
Hologic, Inc.(a)	2,120	156,477
Hoya Corp.	1,100	171,621
ICU Medical, Inc.(a)	63	14,703
IDEXX Laboratories, Inc.(a)	3,234	2,011,225
Integer Holdings Corp.(a)	5,495	490,923
Integra LifeSciences Holdings Corp.(a)(b)	228	15,613
Intersect ENT, Inc.(a)	2,267	61,662
Intuitive Surgical, Inc.(a)	195	193,859
Koninklijke Philips NV	2,715	120,619
LivaNova PLC(a)	2,397	189,818
Medtronic PLC	2,678	335,687
Natus Medical, Inc.(a)(b)	9,546	239,414
Nemaura Medical, Inc.(a)	2,006	12,056
Neogen Corp.(a)(b)	2,642	114,742
Nevro Corp.(a)	5,009	582,947
Olympus Corp.	3,800	83,174
OraSure Technologies, Inc.(a)(b)	19,366	219,029
Ortho Clinical Diagnostics Holdings PLC(a)	5,150	95,172
Orthofix Medical, Inc.(a)	903	34,422
Osstem Implant Co. Ltd.	877	98,140
Outset Medical, Inc.(a)	469	23,187
Penumbra, Inc.(a)	106	28,249
Quidel Corp.(a)	118	16,656
ResMed, Inc.	68	17,921
SeaSpine Holdings Corp.(a)	1,745	27,449
Shockwave Medical, Inc.(a)	3,487	717,904
SI-BONE, Inc.(a)	1,701	36,435
Siemens Healthineers AG(c)	1,735	112,524
Sight Sciences, Inc.(a)	967	21,951
Silk Road Medical, Inc.(a)	2,792	153,644
Smith & Nephew PLC	2,463	42,432
Sonova Holding AG, Registered Shares	155	58,576
STAAR Surgical Co.(a)	4,155	534,042
Straumann Holding AG, Registered Shares	32	57,391
Stryker Corp.	5,355	1,412,221
Sysmex Corp.	500	62,104
Tactile Systems Technology, Inc.(a)	2,738	121,704
Tandem Diabetes Care, Inc.(a)	192	22,921
Terumo Corp.	2,300	108,602
Vapotherm, Inc.(a)	3,207	71,420
Varex Imaging Corp.(a)(b)	6,408	180,706
West Pharmaceutical Services, Inc.	44	18,680

		15,139,189

Health Care Providers & Services — 1.6%
1Life Healthcare, Inc.(a)	17,392	352,188
Acadia Healthcare Co., Inc.(a)(b)	279	17,795

11

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Accolade, Inc.(a)	657	$27,706
Addus HomeCare Corp.(a)	2,821	224,975
Agilon Health, Inc.(a)	158	4,141
Alignment Healthcare, Inc.(a)(b)	3,845	61,443
Amedisys, Inc.(a)	101	15,059
AMN Healthcare Services, Inc.(a)	2,185	250,729
Anthem, Inc.	3,417	1,273,858
Apollo Hospitals Enterprise Ltd.	4,611	277,495
Aveanna Healthcare Holdings, Inc.(a)	7,748	62,139
Bangkok Dusit Medical Services PCL, NVDR	530,200	355,632
Castle Biosciences, Inc.(a)	330	21,945
Centene Corp.(a)	1,992	124,121
Chemed Corp.	49	22,791
Cigna Corp.	3,297	659,927
Community Health Systems, Inc.(a)(b)	6,250	73,125
Covetrus, Inc.(a)	2,927	53,096
Cross Country Healthcare, Inc.(a)	4,776	101,442
CVS Health Corp.	3,150	267,309
Encompass Health Corp.	307	23,037
Ensign Group, Inc.(b)	4,458	333,860
Exagen, Inc.(a)	3,265	44,404
Five Star Senior Living, Inc.(a)	2,992	13,105
Fleury SA	63,753	258,957
Fresenius Medical Care AG & Co. KGaA	1,026	71,968
Fresenius SE & Co. KGaA	1,832	87,689
Fulgent Genetics, Inc.(a)	2,547	229,103
Guardant Health, Inc.(a)	283	35,378
Hanger, Inc.(a)	8,803	193,314
HCA Healthcare, Inc.	515	125,001
HealthEquity, Inc.(a)	5,893	381,631
Humana, Inc.	443	172,393
IHH Healthcare Bhd	159,100	254,621
Joint Corp.(a)	739	72,437
Laboratory Corp. of America Holdings(a)	74	20,827
LHC Group, Inc.(a)	3,805	597,042
Life Healthcare Group Holdings Ltd.(a)	46,749	70,750
LifeStance Health Group, Inc.(a)	5,730	83,085
Magellan Health, Inc.(a)	1,617	152,887
McKesson Corp.	5,815	1,159,395
Molina Healthcare, Inc.(a)	182	49,378
Narayana Hrudayalaya Ltd.(a)	8,702	58,733
Netcare Ltd.(a)	267,308	287,566
Option Care Health, Inc.(a)	7,146	173,362
Owens & Minor, Inc.	2,543	79,570
Patterson Cos., Inc.	10,279	309,809
PetIQ, Inc.(a)	8,272	206,552
Premier, Inc., Class A	383	14,845
Progyny, Inc.(a)	7,866	440,496
R1 RCM, Inc.(a)	5,722	125,941
RadNet, Inc.(a)	736	21,572
Ramsay Health Care Ltd.	209	10,357
Select Medical Holdings Corp.	9,086	328,641
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	68,600	132,960
Sharps Compliance Corp.(a)	2,786	23,040
Signify Health, Inc., Class A(a)(b)	72	1,287
Sinopharm Group Co. Ltd., Class H	72,800	190,777
Surgery Partners, Inc.(a)	780	33,025
Tenet Healthcare Corp.(a)	2,885	191,679

Security	Shares	Value

Health Care Providers & Services (continued)
Tivity Health, Inc.(a)	5,662	$130,566
UnitedHealth Group, Inc.	6,663	2,603,501

		14,041,457

Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc.(a)	25,644	342,860
American Well Corp., Class A(a)(b)	23,444	213,575
Castlight Health, Inc., Class B(a)	55,979	87,887
Cerner Corp.	12,989	915,984
Certara, Inc.(a)(b)	106	3,509
Change Healthcare, Inc.(a)	777	16,270
Doximity, Inc., Class A(a)(b)	2,561	206,673
Evolent Health, Inc., Class A(a)	5,145	159,495
Inovalon Holdings, Inc., Class A(a)	4,775	192,385
Inspire Medical Systems, Inc.(a)	1,666	387,978
M3, Inc.	1,300	92,649
NextGen Healthcare, Inc.(a)	5,232	73,771
Omnicell, Inc.(a)(b)	4,650	690,199
Phreesia, Inc.(a)	4,824	297,641
Schrodinger, Inc.(a)	2,433	133,036
Tabula Rasa HealthCare, Inc.(a)(b)	2,774	72,707
Teladoc Health, Inc.(a)(b)	343	43,496
Veeva Systems, Inc., Class A(a)	262	75,501
Vocera Communications, Inc.(a)	5,086	232,735

		4,238,351

Hotels, Restaurants & Leisure — 1.8%
Accel Entertainment, Inc.(a)	20,365	247,231
Airbnb, Inc., Class A(a)	1,116	187,209
Aramark(b)	3,432	112,776
Aristocrat Leisure Ltd.	672	22,348
Bally’s Corp.(a)	1,470	73,706
Biglari Holdings, Inc., Class B(a)	397	68,209
BJ’s Restaurants, Inc.(a)	2,459	102,688
Bloomin’ Brands, Inc.(a)	16,682	417,050
Booking Holdings, Inc.(a)	829	1,967,938
Boyd Gaming Corp.(a)	259	16,384
Caesars Entertainment, Inc.(a)	1,564	175,606
Carnival Corp.(a)(b)	8,731	218,362
Century Casinos, Inc.(a)	2,317	31,210
Cheesecake Factory, Inc.(a)(b)	10,481	492,607
Chipotle Mexican Grill, Inc.(a)	212	385,314
Choice Hotels International, Inc.	110	13,901
Churchill Downs, Inc.	116	27,849
Compass Group PLC(a)	6,202	126,838
Darden Restaurants, Inc.	1,340	202,970
Dave & Buster’s Entertainment, Inc.(a)	1,572	60,255
Dine Brands Global, Inc.(a)(b)	4,308	349,853
Domino’s Pizza, Inc.	1,587	756,936
DraftKings, Inc., Class A(a)	2,700	130,032
Dutch Bros, Inc., Class A(a)	512	22,180
El Pollo Loco Holdings, Inc.(a)	8,247	139,374
Evolution AB(c)	504	76,325
Expedia Group, Inc.(a)	1,038	170,128
F45 Training Holdings, Inc.(a)(b)	2,584	38,657
Flutter Entertainment PLC(a)	461	91,431
Gourmet Master Co. Ltd.	25,000	130,103
Hilton Worldwide Holdings, Inc.(a)	1,681	222,077
Hyatt Hotels Corp., Class A(a)	127	9,792
InterContinental Hotels Group PLC(a)	494	31,543
International Game Technology PLC(a)	31,837	837,950

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Jubilant Foodworks Ltd.	4,436	$240,878
Las Vegas Sands Corp.(a)	3,721	136,189
Leejam Sports Co. JSC	3,894	108,724
Marriott International, Inc., Class A(a)	1,737	257,232
Marriott Vacations Worldwide Corp.	131	20,610
McDonald’s Corp.	7,420	1,789,036
McDonald’s Holdings Co. Japan Ltd.	300	14,154
MGM Resorts International	2,929	126,386
Norwegian Cruise Line Holdings Ltd.(a)(b)	1,163	31,064
OPAP SA	9,656	149,387
Oriental Land Co. Ltd.	700	113,243
Papa John’s International, Inc.	247	31,367
Penn National Gaming, Inc.(a)(b)	1,235	89,488
Planet Fitness, Inc., Class A(a)	262	20,580
PlayAGS, Inc.(a)	5,959	46,957
Royal Caribbean Cruises Ltd.(a)	1,763	156,819
Rush Street Interactive, Inc.(a)	7,761	149,089
Ruth’s Hospitality Group, Inc.(a)	3,095	64,097
SeaWorld Entertainment, Inc.(a)	948	52,443
Shake Shack, Inc., Class A(a)(b)	10,729	841,797
Six Flags Entertainment Corp.(a)	1,437	61,072
Sodexo SA(a)	643	56,195
Starbucks Corp.	7,443	821,037
Target Hospitality Corp.(a)	13,591	50,694
Travel + Leisure Co.	267	14,559
Vail Resorts, Inc.(a)	352	117,586
Wendy’s Co.	561	12,162
Wingstop, Inc.	2,729	447,365
Wyndham Hotels & Resorts, Inc.	289	22,308
Wynn Resorts Ltd.(a)	12,205	1,034,374
Xiabuxiabu Catering Management China Holdings Co. Ltd.(c)	132,000	129,586
Yum China Holdings, Inc.	5,319	309,087
Yum! Brands, Inc.	2,606	318,740

		15,791,137

Household Durables — 0.9%
Beazer Homes USA, Inc.(a)	3,532	60,927
Casio Computer Co. Ltd.	1,100	18,212
Casper Sleep, Inc.(a)	5,901	25,197
D.R. Horton, Inc.	6,503	546,057
GoPro, Inc., Class A(a)	25,627	239,869
Green Brick Partners, Inc.(a)	8,049	165,165
Haier Smart Home Co. Ltd., Class H	86,000	300,644
Hangzhou Robam Appliances Co. Ltd., Class A	13,400	70,055
Helen of Troy Ltd.(a)	393	88,299
Husqvarna AB, B Shares	1,966	23,486
iRobot Corp.(a)(b)	7,752	608,532
Leggett & Platt, Inc.(b)	419	18,788
Lennar Corp., B Shares	49	3,802
Lennar Corp., Class A	2,114	198,040
LG Electronics, Inc.	3,312	352,072
LGI Homes, Inc.(a)(b)	4,066	577,006
Lovesac Co.(a)	895	59,151
MDC Holdings, Inc.	24,093	1,125,625
Meritage Homes Corp.(a)	8,166	792,102
Newell Brands, Inc.	1,108	24,531
NVR, Inc.(a)	27	129,440
Oppein Home Group, Inc., Class A	6,142	123,704
Panasonic Corp.	7,000	86,768
PulteGroup, Inc.	2,409	110,621
Sekisui House Ltd.	700	14,659

Security	Shares	Value

Household Durables (continued)
Sharp Corp.	900	$11,345
Sonos, Inc.(a)	5,179	167,592
Sony Group Corp.	4,000	444,075
TCL Technology Group Corp., Class A	339,900	328,109
Tempur Sealy International, Inc.	573	26,593
Toll Brothers, Inc.	354	19,573
TopBuild Corp.(a)	104	21,300
Traeger, Inc.(a)	5,091	106,555
VOXX International Corp.(a)	1,418	16,236
Whirlpool Corp.(b)	2,224	453,385

		7,357,515

Household Products — 0.5%
Central Garden & Pet Co.(a)(b)	788	37,824
Central Garden & Pet Co., Class A(a)	10,565	454,295
Colgate-Palmolive Co.	18,694	1,412,893
Procter & Gamble Co.	18,090	2,528,982
Reckitt Benckiser Group PLC	2,401	188,623
Reynolds Consumer Products Inc.	171	4,675
Spectrum Brands Holdings, Inc.	132	12,628
Unicharm Corp.	300	13,294

		4,653,214

Independent Power and Renewable Electricity Producers — 0.2%
Brookfield Renewable Corp., Class A	7,613	295,461
China Longyuan Power Group Corp. Ltd., Class H	129,000	316,541
Clearway Energy, Inc., Class A	10,854	306,083
Clearway Energy, Inc., Class C	9,271	280,633
EDP Renovaveis SA	2,699	66,967
Sunnova Energy International, Inc.(a)(b)	11,735	386,551
Uniper SE	2,863	119,185

		1,771,421

Industrial Conglomerates — 0.4%
Alfa SAB de CV, Class A	132,012	91,519
Bidvest Group Ltd.	7,971	103,748
CK Hutchison Holdings Ltd.	16,000	106,738
Doosan Co. Ltd.	1,435	119,404
Far Eastern New Century Corp.	335,000	356,730
Fosun International Ltd.	107,500	130,640
Hitachi Ltd.	1,800	106,489
Honeywell International, Inc.	9,251	1,963,802
Roper Technologies, Inc.	541	241,356
Siemens AG, Registered Shares	1,816	297,009
Sime Darby Bhd	322,800	175,028
Smiths Group PLC	1,400	26,996
Toshiba Corp.	800	33,673

		3,753,132

Insurance — 2.6%
Admiral Group PLC	323	13,496
Aegon NV	5,760	29,732
Aflac, Inc.	5,103	266,019
Ageas SA	332	16,441
AIA Group Ltd.	37,200	427,964
Alleghany Corp.(a)	188	117,389
Allianz SE, Registered Shares	1,438	322,178
Allstate Corp.	2,670	339,918
American Equity Investment Life Holding Co.	2,104	62,215
American Financial Group, Inc.	897	112,870
American International Group, Inc.	2,763	151,661
AMERISAFE, Inc.	1,165	65,426
Aon PLC, Class A	1,775	507,242
Arch Capital Group Ltd.(a)	4,744	181,126

13

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Arthur J. Gallagher & Co.	2,076	$308,597
Assicurazioni Generali SpA	1,630	34,522
Assurant, Inc.	386	60,892
Athene Holding Ltd., Class A(a)	2,181	150,205
Aviva PLC	8,988	47,635
AXA SA	6,255	173,346
Axis Capital Holdings Ltd.	244	11,234
Baloise Holding AG, Registered Shares	411	62,344
Brighthouse Financial, Inc.(a)	271	12,257
Brown & Brown, Inc.	3,117	172,838
China Life Insurance Co. Ltd., Class H	164,000	268,182
China Pacific Insurance Group Co. Ltd., Class H	45,400	134,811
China Taiping Insurance Holdings Co. Ltd.	81,000	122,561
Cincinnati Financial Corp.	3,898	445,230
CNA Financial Corp.	87	3,651
Crawford & Co., Class A	25,070	224,878
Dai-ichi Life Holdings, Inc.	3,400	74,362
Donegal Group, Inc., Class A	7,946	115,138
eHealth, Inc.(a)	1,280	51,840
Enstar Group Ltd.(a)	605	142,012
Erie Indemnity Co., Class A	597	106,517
Everest Re Group Ltd.	3,696	926,883
FedNat Holding Co.	4,457	11,009
Fidelity National Financial, Inc.	3,280	148,715
First American Financial Corp.	335	22,462
Genworth Financial, Inc., Class A(a)	20,040	75,150
Globe Life, Inc.	543	48,343
GoHealth, Inc., Class A(a)	151	760
Hannover Rueck SE	325	56,596
Hanover Insurance Group, Inc.	112	14,517
Hartford Financial Services Group, Inc.	3,300	231,825
HDFC Life Insurance Co. Ltd.(c)	63,035	612,041
Heritage Insurance Holdings, Inc.	18,157	123,649
ICICI Lombard General Insurance Co. Ltd.(c)	3,638	77,701
Insurance Australia Group Ltd.	3,299	11,521
Investors Title Co.	307	56,058
Japan Post Holdings Co. Ltd.	11,400	95,825
Japan Post Insurance Co. Ltd.	700	12,697
Kemper Corp.	192	12,824
Legal & General Group PLC	18,319	68,826
Lemonade, Inc.(a)	120	8,041
Lincoln National Corp.	1,232	84,700
Loews Corp.	3,090	166,644
Markel Corp.(a)	125	149,391
Marsh & McLennan Cos., Inc.	17,505	2,650,782
Mercury General Corp.	84	4,676
MetLife, Inc.	38,164	2,355,864
MS&AD Insurance Group Holdings, Inc.	2,800	93,651
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	570	155,535
New China Life Insurance Co. Ltd., Class H	48,500	142,793
NN Group NV	1,353	70,873
Old Mutual Ltd.	339,788	373,888
Old Republic International Corp.	882	20,401
People’s Insurance Co. Group of China Ltd., Class H	726,000	225,277
Phoenix Group Holdings PLC	1,071	9,259
PICC Property & Casualty Co. Ltd., Class H	113,000	109,618
Ping An Insurance Group Co. of China Ltd., Class A	49,500	369,933
Ping An Insurance Group Co. of China Ltd., Class H	292,500	2,000,516
Primerica, Inc.	123	18,896
Principal Financial Group, Inc.	1,581	101,816
Progressive Corp.	4,897	442,640

Security	Shares	Value

Insurance (continued)
Prudential Financial, Inc.	2,296	$241,539
Prudential PLC	7,780	150,974
QBE Insurance Group Ltd.	2,340	19,277
Reinsurance Group of America, Inc.	214	23,810
RenaissanceRe Holdings Ltd.	496	69,142
RLI Corp.	585	58,658
Sampo OYJ, A Shares	2,804	138,632
Sanlam Ltd.	63,150	268,053
SCOR SE	223	6,421
Selectquote, Inc.(a)	2,250	29,093
Sompo Holdings, Inc.	1,600	69,416
Suncorp Group Ltd.	3,184	28,312
Swiss Life Holding AG, Registered Shares	261	131,509
Swiss Re AG	1,756	149,875
T&D Holdings, Inc.	1,300	17,833
Tokio Marine Holdings, Inc.	3,000	160,815
Travelers Cos., Inc.	10,178	1,547,158
Trean Insurance Group, Inc.(a)	5,265	54,493
Trupanion, Inc.(a)(b)	5,722	444,428
Tryg A/S	2,346	53,181
United Insurance Holdings Corp.	7,811	28,354
Universal Insurance Holdings, Inc.	1,573	20,512
Unum Group	642	16,089
W.R. Berkley Corp.	2,136	156,312
White Mountains Insurance Group Ltd.	10	10,696
Willis Towers Watson PLC	4,688	1,089,772
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(c)	19,500	79,843
Zurich Insurance Group AG	739	302,192

		22,865,714

Interactive Media & Services — 4.0%
Alphabet, Inc., Class A(a)	3,091	8,263,850
Alphabet, Inc., Class C(a)	2,277	6,068,911
Auto Trader Group PLC(c)	1,234	9,732
Autohome, Inc., ADR	1,800	84,474
Baidu, Inc., ADR(a)(b)	8,670	1,333,012
Baidu, Inc., Class A(a)	23,650	454,756
Cargurus, Inc.(a)	1,513	47,523
Eventbrite, Inc., Class A(a)	8,697	164,460
EverQuote, Inc., Class A(a)	5,557	103,527
Facebook, Inc., Class A(a)	17,331	5,881,968
fuboTV, Inc.(a)	12,300	294,708
IAC/InterActiveCorp(a)	292	38,045
Info Edge India Ltd.	2,508	216,476
Kakao Corp.	3,379	332,318
Match Group, Inc.(a)(b)	1,033	162,171
NAVER Corp.	4,622	1,499,686
Outbrain, Inc.(a)	2,847	42,136
Pinterest, Inc., Class A(a)	2,186	111,377
QuinStreet, Inc.(a)	3,480	61,109
Snap, Inc., Class A(a)(b)	633	46,760
Tencent Holdings Ltd.	144,100	8,602,585
TripAdvisor, Inc.(a)	310	10,493
TrueCar, Inc.(a)	10,229	42,553
Twitter, Inc.(a)	5,780	349,054
Vimeo, Inc.(a)	395	11,601
Yelp, Inc.(a)(b)	8,036	299,261
Z Holdings Corp.	6,600	42,240
Zillow Group, Inc., Class A(a)(b)	356	31,534
Zillow Group, Inc., Class C(a)	1,432	126,216

		34,732,536

Internet & Direct Marketing Retail — 3.3%
1-800-Flowers.com, Inc., Class A(a)	9,162	279,533

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Alibaba Group Holding Ltd.(a)	366,460	$6,784,618
Amazon.com, Inc.(a)	3,496	11,484,500
Chewy, Inc., Class A(a)(b)	1,024	69,745
Delivery Hero SE(a)(c)	749	95,539
DoorDash, Inc., Class A(a)	1,376	283,428
eBay, Inc.	5,116	356,432
Etsy, Inc.(a)(b)	2,398	498,688
HelloFresh SE(a)	776	71,522
JD.com, Inc., ADR(a)	16,822	1,215,221
Just Eat Takeaway.com NV(a)(c)	400	29,226
Lands’ End, Inc.(a)	3,918	92,230
Mandiant, Inc.	738	13,136
Meituan, Class B(a)(c)	83,700	2,671,823
MercadoLibre, Inc.(a)	89	149,467
Mercari, Inc.(a)	200	11,052
Naspers Ltd., N Shares	6,902	1,140,761
Overstock.com, Inc.(a)	5,932	462,221
Pinduoduo, Inc., ADR(a)	6,175	559,887
Prosus NV	2,668	213,549
Qurate Retail, Inc., Series A(b)	1,171	11,932
Rakuten Group, Inc.	3,200	31,170
RealReal, Inc.(a)	6,588	86,830
Revolve Group, Inc.(a)(b)	2,969	183,395
Shutterstock, Inc.	2,601	294,745
Stamps.com, Inc.(a)	1,229	405,312
Stitch Fix, Inc., Class A(a)	13,074	522,306
Vipshop Holdings Ltd., ADR(a)	20,562	229,061
Wayfair, Inc., Class A(a)(b)	1,290	329,608
Zalando SE(a)(c)	781	71,228
ZOZO, Inc.	300	11,239

		28,659,404

IT Services — 3.5%
Accenture PLC, Class A	3,884	1,242,569
Adyen NV(a)(c)	70	195,675
Afterpay Ltd.(a)	354	30,754
Akamai Technologies, Inc.(a)(b)	522	54,596
Alliance Data Systems Corp.	157	15,840
Amadeus IT Group SA(a)	994	65,377
Amdocs Ltd.	407	30,814
Atos SE	2,080	110,493
Automatic Data Processing, Inc.	6,614	1,322,271
BigCommerce Holdings, Inc., Series-1(a)	3,868	195,875
Broadridge Financial Solutions, Inc.(b)	318	52,991
Capgemini SE	855	177,307
Cielo SA	203,930	85,755
Cloudflare, Inc., Class A(a)	748	84,262
Cognizant Technology Solutions Corp., Class A	1,845	136,917
Computershare Ltd.	6,862	88,733
Concentrix Corp.(a)	133	23,541
Conduent, Inc.(a)	38,775	255,527
CSG Systems International, Inc.	6,470	311,854
DigitalOcean Holdings, Inc.(a)(b)	1,134	88,032
DXC Technology Co.(a)	799	26,854
Edenred	622	33,484
EPAM Systems, Inc.(a)	241	137,486
Euronet Worldwide, Inc.(a)	159	20,238
Fastly, Inc., Class A(a)(b)	333	13,467
Fidelity National Information Services, Inc.	18,473	2,247,795
Fiserv, Inc.(a)(b)	1,895	205,607
FleetCor Technologies, Inc.(a)	275	71,849
Flywire Corp.(a)	1,768	77,509
Fujitsu Ltd.	300	54,213

Security	Shares	Value

IT Services (continued)
Gartner, Inc.(a)	312	$94,811
Genpact Ltd.	4,995	237,312
Global Payments, Inc.	815	128,428
Globant SA(a)(b)	573	161,019
GoDaddy, Inc., Class A(a)	551	38,405
GreenSky, Inc., Class A(a)	4,644	51,920
HCL Technologies Ltd.	18,037	309,361
Infosys Ltd.	92,073	2,064,297
Infosys Ltd., ADR(b)	29,009	645,450
International Business Machines Corp.	3,224	447,910
Jack Henry & Associates, Inc.	96	15,750
Larsen & Toubro Infotech Ltd.(c)	3,144	243,107
LiveRamp Holdings, Inc.(a)	8,438	398,527
Mastercard, Inc., Class A	7,738	2,690,348
Maximus, Inc.	7,773	646,714
Mindtree Ltd.	5,410	304,650
MongoDB, Inc.(a)	229	107,976
Mphasis Ltd.	6,170	256,270
NTT Data Corp.	5,100	98,605
Obic Co. Ltd.	100	19,016
Okta, Inc.(a)(b)	3,424	812,652
Paya Holdings, Inc.(a)	2,539	27,599
Paychex, Inc.	602	67,695
Paymentus Holdings, Inc., Class A(a)	6,787	167,232
PayPal Holdings, Inc.(a)	9,785	2,546,155
Paysafe Ltd.(a)	972	7,533
Perficient, Inc.(a)	3,722	430,635
Persistent Systems Ltd.	3,724	186,059
Sabre Corp.(a)	1,000	11,840
Shift4 Payments, Inc., Class A(a)	135	10,465
Snowflake, Inc., Class A(a)	491	148,493
SolarWinds Corp.	110	1,840
Sonata Software Ltd.	4,788	56,120
Square, Inc., Class A(a)(b)	1,338	320,906
StoneCo Ltd., Class A(a)	697	24,200
Switch, Inc., Class A	361	9,166
Tata Consultancy Services Ltd.	43,682	2,213,728
Tech Mahindra Ltd.	30,825	570,695
Toast, Inc., Class A(a)	1,490	74,425
TTEC Holdings, Inc.	1,600	149,648
Twilio, Inc., Class A(a)	2,382	759,977
VeriSign, Inc.(a)	255	52,278
Verra Mobility Corp.(a)	2,890	43,552
Visa, Inc., Class A	21,990	4,898,272
Western Union Co.	483	9,766
WEX, Inc.(a)	141	24,836
Wipro Ltd.	14,670	125,321
Wix.com Ltd.(a)	345	67,610
Worldline SA(a)(c)	2,225	169,603

		30,405,862

Leisure Products — 0.2%
Bandai Namco Holdings, Inc.	1,100	82,695
Brunswick Corp.	245	23,341
Callaway Golf Co.(a)	3,573	98,722
Hasbro, Inc.	2,041	182,098
Hayward Holdings, Inc.(a)	121	2,691
Johnson Outdoors, Inc., Class A	192	20,314
Latham Group, Inc.(a)	4,988	81,803
Malibu Boats, Inc., Class A(a)(b)	2,485	173,900
Mattel, Inc.(a)	1,098	20,379
Peloton Interactive, Inc., Class A(a)	4,083	355,425
Polaris, Inc.(b)	182	21,778

15

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
Shimano, Inc.	300	$87,656
Yamaha Corp.	1,200	75,483
YETI Holdings, Inc.(a)	2,646	226,736

		1,453,021

Life Sciences Tools & Services — 1.4%
10X Genomics, Inc., Class A(a)	263	38,287
Adaptive Biotechnologies Corp.(a)	343	11,659
Agilent Technologies, Inc.	6,466	1,018,589
Akoya Biosciences, Inc.(a)(b)	2,265	31,619
Avantor, Inc.(a)	2,593	106,054
Berkeley Lights, Inc.(a)	3,206	62,709
Bionano Genomics, Inc.(a)(b)	15,618	85,899
Bio-Rad Laboratories, Inc., Class A(a)	42	31,330
Bio-Techne Corp.	101	48,942
Bruker Corp.	5,937	463,680
Charles River Laboratories International, Inc.(a)	80	33,014
Codex DNA, Inc.(a)(b)	1,062	11,820
Codexis, Inc.(a)(b)	11,681	271,700
Cytek Biosciences, Inc.(a)	2,116	45,304
Danaher Corp.	7,704	2,345,406
Eurofins Scientific SE	168	21,570
Illumina, Inc.(a)	474	192,259
IQVIA Holdings, Inc.(a)	543	130,070
Lonza Group AG, Registered Shares	202	151,522
Maravai LifeSciences Holdings, Inc., Class A(a)	238	11,681
Medpace Holdings, Inc.(a)	4,182	791,569
Mettler-Toledo International, Inc.(a)	59	81,264
NanoString Technologies, Inc.(a)	6,138	294,685
Nautilus Biotechnology, Inc.(a)	2,672	16,406
NeoGenomics, Inc.(a)	14,311	690,363
Pacific Biosciences of California, Inc.(a)(b)	15,859	405,197
PerkinElmer, Inc.	302	52,334
Personalis, Inc.(a)	9,857	189,649
PPD, Inc.(a)	7,006	327,811
QIAGEN NV(a)	1,422	73,632
Quanterix Corp.(a)	529	26,339
Quantum-Si, Inc.(a)(b)	5,825	48,580
Repligen Corp.(a)(b)	287	82,940
Sartorius Stedim Biotech	29	16,205
Seer, Inc.(a)(b)	2,064	71,270
Singular Genomics Systems, Inc.(a)	863	9,657
Sotera Health Co.(a)(b)	247	6,459
Syneos Health, Inc.(a)(b)	3,203	280,198
Thermo Fisher Scientific, Inc.	1,976	1,128,948
Waters Corp.(a)	140	50,022
WuXi AppTec Co. Ltd., Class H(c)	40,648	946,278
Wuxi Biologics Cayman, Inc.(a)(c)	84,000	1,362,504

		12,065,424

Machinery — 1.4%
AGCO Corp.	197	24,138
Allison Transmission Holdings, Inc.	343	12,115
Altra Industrial Motion Corp.(b)	12,336	682,798
Atlas Copco AB, A Shares	689	41,606
Atlas Copco AB, B Shares	700	35,579
Caterpillar, Inc.	3,023	580,325
Chart Industries, Inc.(a)	2,788	532,815
CNH Industrial NV	1,028	17,280
Colfax Corp.(a)	389	17,855
Columbus McKinnon Corp.	479	23,160
Crane Co.	155	14,695
Cummins India Ltd.	7,509	100,044

Security	Shares	Value

Machinery (continued)
Daifuku Co. Ltd.	500	$46,893
Deere & Co.	2,863	959,305
Donaldson Co., Inc.	397	22,792
Doosan Bobcat, Inc.(a)	6,358	211,981
Energy Recovery, Inc.(a)	6,765	128,738
FANUC Corp.	500	109,631
Flowserve Corp.	410	14,215
Franklin Electric Co., Inc.	15,527	1,239,831
Gates Industrial Corp. PLC(a)	300	4,881
Gencor Industries, Inc.(a)	5,434	60,317
Graco, Inc.	529	37,014
Harmonic Drive Systems, Inc.	500	23,979
Hefei Meiya Optoelectronic Technology, Inc.	9,000	52,934
Hiwin Technologies Corp.	24,720	272,882
Hoshizaki Corp.	300	27,286
Hurco Cos., Inc.	1,217	39,260
Hyliion Holdings Corp.(a)(b)	8,983	75,457
Hyundai Construction Equipment Co. Ltd.(a)	3,570	121,928
Illinois Tool Works, Inc.	413	85,338
ITT, Inc.	271	23,263
John Bean Technologies Corp.	3,531	496,282
Komatsu Ltd.	3,800	91,004
Kubota Corp.	6,300	134,081
Lincoln Electric Holdings, Inc.	181	23,311
Lydall, Inc.(a)	596	37,006
Makita Corp.	1,800	98,969
Manitowoc Co., Inc.(a)	13,046	279,445
Meritor, Inc.(a)	8,014	170,778
Middleby Corp.(a)(b)	174	29,669
Mitsubishi Heavy Industries Ltd.	300	8,038
Mueller Water Products, Inc., Class A	13,287	202,228
NGK Insulators Ltd.	1,400	23,732
Oshkosh Corp.	215	22,009
Otis Worldwide Corp.	23,800	1,958,264
Proto Labs, Inc.(a)	3,306	220,180
Rational AG	9	8,454
Sandvik AB	527	12,040
Schindler Holding AG, Registered Shares	55	14,169
Shenzhen Inovance Technology Co. Ltd., Class A	29,400	286,366
SKF AB, B Shares	358	8,442
SMC Corp.	100	62,391
Spirax-Sarco Engineering PLC	207	41,650
SPX Corp.(a)	1,886	100,807
SPX FLOW, Inc.	571	41,740
Stanley Black & Decker, Inc.(b)	2,612	457,910
Techtronic Industries Co. Ltd.	9,000	177,854
Thermax Ltd.	4,295	78,335
Timken Co.	202	13,215
Toro Co.	338	32,925
Volvo AB, B Shares	5,453	121,746
Watts Water Technologies, Inc., Class A	1,811	304,411
Welbilt, Inc.(a)	8,865	206,023
Woodward, Inc.	181	20,489
Xylem, Inc.	61	7,544
Yaskawa Electric Corp.	400	19,207
Yutong Bus Co. Ltd., Class A	82,100	144,262
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	369,400	329,171

		11,924,482

Marine — 0.1%
AP Moeller - Maersk A/S, Class A	17	43,810
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	40,600	108,805

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Marine (continued)
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	217,100	$329,434
Costamare, Inc.	6,705	103,860
Evergreen Marine Corp. Taiwan Ltd.	66,000	293,209
Kirby Corp.(a)	188	9,016
Kuehne + Nagel International AG, Registered Shares	588	200,744
Nippon Yusen KK	100	7,493
Precious Shipping PCL, NVDR	131,300	78,000
SITC International Holdings Co. Ltd.	3,000	10,675

		1,185,046

Media — 0.8%
Altice USA, Inc., Class A(a)	1,850	38,332
Cable One, Inc.	16	29,010
Cardlytics, Inc.(a)	4,325	363,040
Charter Communications, Inc., Class A(a)	533	387,789
Cheil Worldwide, Inc.	4,831	93,029
Comcast Corp., Class A	33,345	1,864,986
ComScore, Inc.(a)	13,300	51,870
Cumulus Media, Inc., Class A(a)	3,764	46,109
CyberAgent, Inc.	600	11,575
Dentsu Group, Inc.	200	7,695
Discovery, Inc., Class A(a)(b)	11,004	279,282
Discovery, Inc., Class C(a)	2,676	64,947
Emerald Holding, Inc.(a)	7,770	33,722
Entravision Communications Corp., Class A	27,092	192,353
EW Scripps Co., Class A	15,080	272,345
Focus Media Information Technology Co. Ltd., Class A	120,800	137,138
Fox Corp., Class A(b)	11,657	467,562
Fox Corp., Class B	1,130	41,946
Gannett Co., Inc.(a)	8,039	53,701
Informa PLC(a)	5,081	37,365
Interpublic Group of Cos., Inc.	1,147	42,060
Liberty Broadband Corp., Class A(a)	41	6,902
Liberty Broadband Corp., Class C(a)	511	88,250
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	289	13,632
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	434	20,602
Magnite, Inc.(a)(b)	9,462	264,936
Meredith Corp.(a)	4,085	227,535
MultiChoice Group	6,553	49,682
National CineMedia, Inc.	13,432	47,818
New York Times Co., Class A	520	25,620
News Corp., Class A	800	18,824
News Corp., Class B	382	8,874
Nexstar Media Group, Inc., Class A	130	19,755
Omnicom Group, Inc.	488	35,360
Pearson PLC	2,443	23,429
Publicis Groupe SA	440	29,558
Sinclair Broadcast Group, Inc., Class A	4,170	132,106
Sirius XM Holdings, Inc.(b)	79,259	483,480
TechTarget, Inc.(a)	382	31,484
TEGNA, Inc.	20,283	399,981
Thryv Holdings, Inc.(a)	1,917	57,587
Townsquare Media, Inc., Class A(a)	5,405	70,643
ViacomCBS, Inc., Class A	26	1,094
ViacomCBS, Inc., Class B	2,514	99,328
Vivendi SE	2,525	31,790
WPP PLC	2,535	33,963

		6,738,089

Metals & Mining — 1.2%
Alcoa Corp.(a)	588	28,777
Alrosa AO(a)	342,597	624,332
Aluminum Corp. of China Ltd., Class H(a)	334,000	248,089
Angang Steel Co. Ltd., Class H	546,000	334,042

Security	Shares	Value

Metals & Mining (continued)
Anglo American Platinum Ltd.	1,270	$110,009
Anglo American PLC	10,172	358,811
AngloGold Ashanti Ltd.	10,528	168,667
Antofagasta PLC	2,613	47,485
Baoshan Iron & Steel Co. Ltd., Class A	72,300	97,552
Boliden AB	3,424	109,638
China Hongqiao Group Ltd.	56,000	71,069
China Molybdenum Co. Ltd., Class H	363,000	224,107
China Steel Corp.	572,000	740,182
Cleveland-Cliffs, Inc.(a)(b)	1,435	28,427
Commercial Metals Co.	13,735	418,368
Constellium SE(a)	35,781	671,967
Dongkuk Steel Mill Co. Ltd.	4,544	69,355
Ganfeng Lithium Co. Ltd., Class A	5,800	145,765
Gerdau SA, ADR(b)	28,699	141,199
Glencore PLC	18,202	85,624
Gold Fields Ltd.	22,834	187,171
Hecla Mining Co.	11,181	61,495
Hochschild Mining PLC	52,450	93,993
Impala Platinum Holdings Ltd.	15,685	176,768
Maanshan Iron & Steel Co. Ltd.	388,000	176,120
Materion Corp.	3,727	255,821
MMG Ltd.(a)	132,000	54,843
Novagold Resources, Inc.(a)	32,759	225,382
Novolipetsk Steel PJSC(a)	94,887	281,931
Olympic Steel, Inc.	3,046	74,201
POSCO	3,257	896,843
POSCO, ADR(b)	1,004	69,246
Press Metal Aluminium Holdings BHD	40,000	54,843
Reliance Steel & Aluminum Co.	3,787	539,345
Rio Tinto Ltd.	158	11,248
Rio Tinto PLC	1,275	83,579
Royal Gold, Inc.	206	19,671
Ryerson Holding Corp.	8,844	196,956
Saudi Arabian Mining Co.(a)	18,819	418,728
Schnitzer Steel Industries, Inc., Class A	11,571	506,926
Seah Besteel Corp.	3,074	66,324
Severstal PAO	6,166	128,273
Shandong Nanshan Aluminum Co. Ltd., Class A	248,300	167,084
Southern Copper Corp.	2,946	165,388
Sumitomo Metal Mining Co. Ltd.	900	32,545
TimkenSteel Corp.(a)	2,201	28,789
United States Steel Corp.(b)	1,907	41,897
Worthington Industries, Inc.	11,026	581,070
Zhejiang Huayou Cobalt Co. Ltd., Class A	17,000	271,560

		10,591,505

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AFC Gamma, Inc.	2,585	55,784
Annaly Capital Management, Inc.	2,202	18,541
Arbor Realty Trust, Inc.	27,720	513,652
Blackstone Mortgage Trust, Inc., Class A	28,213	855,418
Ellington Financial, Inc.	14,029	256,590
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	556	29,735
New Residential Investment Corp.	1,363	14,993
Starwood Property Trust, Inc.	864	21,090

		1,765,803

Multi-line Retail — 0.5%
Big Lots, Inc.(b)	830	35,989
Dillard’s, Inc., Class A(b)	556	95,921
Dollar General Corp.	2,793	592,507
Dollar Tree, Inc.(a)	3,026	289,649

17

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-line Retail (continued)
Franchise Group, Inc.	4,304	$152,405
Kohl’s Corp.	3,615	170,230
Matahari Department Store Tbk PT(a)	336,000	65,470
Nordstrom, Inc.(a)	348	9,205
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	205	12,357
Pan Pacific International Holdings Corp.	500	10,317
Ryohin Keikaku Co. Ltd.	700	15,570
Target Corp.	13,711	3,136,665

		4,586,285

Multi-Utilities — 0.8%
Black Hills Corp.	9,261	581,220
CenterPoint Energy, Inc.	5,140	126,444
Consolidated Edison, Inc.	24,523	1,780,125
DTE Energy Co.(b)	14,335	1,601,363
E.ON SE	20,935	255,526
Engie SA	12,835	167,923
MDU Resources Group, Inc.	628	18,633
National Grid PLC	21,395	254,937
NiSource, Inc.	21,406	518,667
NorthWestern Corp.	14,420	826,266
Public Service Enterprise Group, Inc.	8,278	504,130
Sempra Energy	2,505	316,882
Suez SA	3,923	89,453
Veolia Environnement SA	3,564	108,901

		7,150,470

Oil, Gas & Consumable Fuels — 3.0%
Ampol Ltd.	880	17,563
Antero Midstream Corp.(b)	14,022	146,109
Antero Resources Corp.(a)	33,220	624,868
APA Corp.	1,188	25,459
Ardmore Shipping Corp.(a)(b)	13,146	54,556
Bonanza Creek Energy, Inc.	1,537	73,622
BP PLC	68,237	310,809
Brigham Minerals, Inc., Class A	12,460	238,734
Cabot Oil & Gas Corp.	1,237	26,917
California Resources Corp.(a)	915	37,515
Callon Petroleum Co.(a)	3,551	174,283
Centennial Resource Development, Inc., Class A(a)(b)	19,117	128,084
Cheniere Energy, Inc.(a)	2,475	241,733
Chesapeake Energy Corp.	9,948	612,697
Chevron Corp.	13,813	1,401,329
China Petroleum & Chemical Corp., Class H	366,000	180,362
Cimarex Energy Co.	317	27,642
Clean Energy Fuels Corp.(a)(b)	28,326	230,857
CNX Resources Corp.(a)	21,171	267,178
ConocoPhillips(b)	6,078	411,906
Continental Resources, Inc.(b)	1,149	53,026
Delek US Holdings, Inc.	15,239	273,845
Denbury, Inc.(a)	846	59,432
Devon Energy Corp.	2,125	75,459
Diamondback Energy, Inc.	569	53,867
DTE Midstream LLC(a)	304	14,057
ENEOS Holdings, Inc.	28,100	114,152
Energy Fuels, Inc.(a)	6,152	43,187
Eni SpA	12,360	164,823
EOG Resources, Inc.	26,183	2,101,709
EQT Corp.(a)	877	17,943
Equitrans Midstream Corp.	10,962	111,155
Evolution Petroleum Corp.	24,789	140,802
Extraction Oil & Gas, Inc.(a)	3,780	213,381
Exxon Mobil Corp.	13,357	785,659

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Falcon Minerals Corp.	15,200	$71,440
Galp Energia SGPS SA	5,662	64,309
Gazprom PJSC, ADR	18,631	186,049
Gevo, Inc.(a)(b)	3,364	22,337
Golar LNG Ltd.(a)(b)	1,491	19,338
Green Plains, Inc.(a)	5,145	167,984
Hess Corp.	1,717	134,115
HollyFrontier Corp.	471	15,604
Idemitsu Kosan Co. Ltd.	2,700	71,028
Inpex Corp.	4,900	38,153
Kinder Morgan, Inc.	6,134	102,622
Koninklijke Vopak NV	1,065	41,964
Kosmos Energy Ltd.(a)	10,864	32,157
LUKOIL PJSC	12,784	1,209,688
LUKOIL PJSC, ADR	23,886	2,268,556
Lundin Energy AB	821	30,476
Magnolia Oil & Gas Corp., Class A	4,595	81,745
Marathon Oil Corp.	2,470	33,765
Marathon Petroleum Corp.	2,055	127,020
Matador Resources Co.	3,636	138,313
MOL Hungarian Oil & Gas PLC	53,158	441,628
Murphy Oil Corp.	1,671	41,725
Neste OYJ	2,060	116,209
New Fortress Energy, Inc.	83	2,303
Novatek PJSC, GDR, Registered Shares	2,279	596,699
Occidental Petroleum Corp.	6,457	190,998
Occidental Petroleum Corp.(a)	365	4,325
Oil Search Ltd.	2,520	7,842
OMV AG	1,888	113,687
ONEOK, Inc.	1,398	81,070
Ovintiv, Inc.	28,198	927,150
Par Pacific Holdings, Inc.(a)	6,535	102,730
PBF Energy, Inc., Class A(a)(b)	17,310	224,511
Penn Virginia Corp.(a)	3,288	87,691
PetroChina Co. Ltd., ADR	2,182	102,074
PetroChina Co. Ltd., Class H	600,000	281,019
Phillips 66	19,264	1,349,058
Pioneer Natural Resources Co.	1,073	178,665
PTT PCL, NVDR	611,300	699,207
Reliance Industries Ltd.	39,019	1,320,590
Renewable Energy Group, Inc.(a)(b)	3,007	150,951
Repsol SA	8,949	116,816
REX American Resources Corp.(a)	520	41,532
SandRidge Energy, Inc.(a)	5,103	66,390
Santos Ltd.	2,258	11,566
Saudi Arabian Oil Co.(c)	25,930	248,670
Scorpio Tankers, Inc.(b)	12,977	240,594
SFL Corp. Ltd.	3,882	32,531
SK Innovation Co. Ltd.(a)	1,513	333,103
SM Energy Co.	9,573	252,536
S-Oil Corp.	8,760	804,568
Talos Energy, Inc.(a)	8,584	118,202
Targa Resources Corp.	710	34,939
Tatneft PJSC	34,734	250,824
Tellurian, Inc.(a)(b)	16,832	65,813
Texas Pacific Land Corp.	19	22,978
TotalEnergies SE	10,104	482,950
Ultrapar Participacoes SA	107,999	292,321
Ultrapar Participacoes SA, ADR(b)	51,986	140,362
Uranium Energy Corp.(a)	8,594	26,212
Ur-Energy, Inc.(a)	12,570	21,620
Valero Energy Corp.	3,115	219,826

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Vertex Energy, Inc.(a)	7,657	$40,123
W&T Offshore, Inc.(a)	71,961	267,695
Williams Cos., Inc.	13,016	337,635
Woodside Petroleum Ltd.	2,507	42,868
World Fuel Services Corp.	10,502	353,077

		26,197,266

Paper & Forest Products — 0.0%
Domtar Corp.(a)	2,212	120,642
Louisiana-Pacific Corp.	321	19,700
Mondi PLC	384	9,410
Nine Dragons Paper Holdings Ltd.	92,000	112,298
Shandong Sun Paper Industry JSC Ltd., Class A	20,100	37,056
Stora Enso OYJ, R Shares	622	10,360

		309,466

Personal Products — 0.3%
Amorepacific Corp.	1,191	178,149
Coty, Inc., Class A(a)	914	7,184
Dabur India Ltd.	67,397	559,248
Estee Lauder Cos., Inc., Class A	1,033	309,828
Herbalife Nutrition Ltd.(a)	338	14,324
Kao Corp.	300	17,854
LG Household & Health Care Ltd.	128	144,310
L’Oreal SA	456	188,695
Marico Ltd.	41,296	304,714
Medifast, Inc.	1,299	250,239
Natural Health Trends Corp.	3	21
Nature’s Sunshine Products, Inc.	993	14,547
Nu Skin Enterprises, Inc., Class A	4,121	166,777
Shiseido Co. Ltd.	800	53,768
TCI Co. Ltd.	10,000	81,108
Unilever PLC	6,569	355,635

		2,646,401

Pharmaceuticals — 2.5%
Aclaris Therapeutics, Inc.(a)	10,094	181,692
Alkem Laboratories Ltd.	1,594	85,239
Amneal Pharmaceuticals, Inc.(a)(b)	9	48
Amphastar Pharmaceuticals, Inc.(a)(b)	18,687	355,240
Arvinas, Inc.(a)	3,181	261,415
Aspen Pharmacare Holdings Ltd.	9,006	162,032
Astellas Pharma, Inc.	5,200	85,587
AstraZeneca PLC	4,050	488,097
AstraZeneca PLC, ADR	1,088	65,345
Atea Pharmaceuticals, Inc.(a)	4,642	162,749
BioDelivery Sciences International, Inc.(a)(b)	19,969	72,088
Bristol-Myers Squibb Co.	33,863	2,003,674
Cadila Healthcare Ltd.	12,794	94,728
Cassava Sciences, Inc.(a)(b)	3,085	191,517
Catalent, Inc.(a)	1,193	158,752
China Medical System Holdings Ltd.	36,000	65,610
China Resources Pharmaceutical Group Ltd.(c)	384,000	188,473
Chugai Pharmaceutical Co. Ltd.	2,100	76,847
Collegium Pharmaceutical, Inc.(a)	5,615	110,840
Corcept Therapeutics, Inc.(a)	11,810	232,421
CSPC Pharmaceutical Group Ltd.	457,520	545,984
Cymabay Therapeutics, Inc.(a)	5,003	18,261
Daiichi Sankyo Co. Ltd.	5,000	132,906
Dr Reddy’s Laboratories Ltd.	1,948	127,789
Eisai Co. Ltd.	600	44,944
Elanco Animal Health, Inc.(a)	4,065	129,633
Eli Lilly & Co.	4,179	965,558

Security	Shares	Value

Pharmaceuticals (continued)
Endo International PLC(a)	12,114	$39,249
GlaxoSmithKline PLC	12,411	234,235
Glenmark Pharmaceuticals Ltd.	18,069	123,854
Harmony Biosciences Holdings, Inc.(a)	2,401	92,030
Intra-Cellular Therapies, Inc.(a)	1,484	55,324
Jazz Pharmaceuticals PLC(a)	516	67,188
Johnson & Johnson	33,156	5,354,694
Kala Pharmaceuticals, Inc.(a)(b)	2,505	6,563
Kyowa Kirin Co. Ltd.	700	25,235
Lannett Co., Inc.(a)	9,376	28,128
Luye Pharma Group Ltd.(a)(c)	228,500	118,715
Merck & Co., Inc.	11,886	892,757
Merck KGaA	531	114,929
Mind Medicine MindMed, Inc.(a)	15,081	35,139
Nektar Therapeutics(a)	559	10,040
NGM Biopharmaceuticals, Inc.(a)	1,095	23,017
Novartis AG, Registered Shares	6,297	516,349
Novo Nordisk A/S, Class B	4,425	426,523
Ono Pharmaceutical Co. Ltd.	400	9,121
Optinose, Inc.(a)(b)	4,371	13,113
Oramed Pharmaceuticals, Inc.(a)(b)	2,439	53,609
Organon & Co.	799	26,199
Otsuka Holdings Co. Ltd.	1,000	42,763
Perrigo Co. PLC	421	19,926
Pfizer, Inc.	38,940	1,674,809
Phathom Pharmaceuticals, Inc.(a)	1,525	48,952
Provention Bio, Inc.(a)	2,579	16,506
Reata Pharmaceuticals, Inc., Class A(a)(b)	2,122	213,494
Revance Therapeutics, Inc.(a)(b)	4,101	114,254
Roche Holding AG	2,130	787,886
Royalty Pharma PLC, Class A	1,613	58,294
Sanofi	2,489	239,601
Shionogi & Co. Ltd.	600	41,058
Sino Biopharmaceutical Ltd.	672,000	557,589
SSY Group Ltd.	194,000	104,917
Sun Pharmaceutical Industries Ltd.	36,069	396,925
Takeda Pharmaceutical Co. Ltd.	5,200	171,510
TherapeuticsMD, Inc.(a)(b)	37,248	27,616
Theravance Biopharma, Inc.(a)(b)	4,402	32,575
UCB SA	263	29,450
Viatris, Inc.	9,330	126,421
Vifor Pharma AG	78	10,110
Xeris Pharmaceuticals, Inc.(a)(b)	14,566	35,687
Zoetis, Inc.	7,016	1,362,086
Zogenix, Inc.(a)	16,071	244,118

		21,630,027

Professional Services — 1.1%
Adecco Group AG, Registered Shares	2,848	142,701
ASGN, Inc.(a)(b)	5,593	632,792
Booz Allen Hamilton Holding Corp.	894	70,939
CACI International, Inc., Class A(a)	73	19,133
Clarivate PLC(a)	2,847	62,349
CoStar Group, Inc.(a)	2,430	209,126
Dun & Bradstreet Holdings, Inc.(a)(b)	504	8,472
Equifax, Inc.	6,441	1,632,278
Experian PLC	4,407	184,610
Exponent, Inc.	2,004	226,753
First Advantage Corp.(a)	1,238	23,584
Forrester Research, Inc.(a)	1,361	67,043
Franklin Covey Co.(a)	6,282	256,243
FTI Consulting, Inc.(a)(b)	106	14,278

19

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Heidrick & Struggles International, Inc.	6,028	$269,030
Huron Consulting Group, Inc.(a)	616	32,032
IHS Markit Ltd.	3,644	424,963
Insperity, Inc.	9,862	1,092,118
Intertek Group PLC	643	42,996
KBR, Inc.	7,743	305,074
Kelly Services, Inc., Class A	7,769	146,679
Kforce, Inc.	9,342	557,157
Korn Ferry	6,093	440,889
ManpowerGroup, Inc.	171	18,516
Mistras Group, Inc.(a)	5,359	54,447
Nielsen Holdings PLC	1,126	21,608
Randstad NV(b)	1,249	84,091
Recruit Holdings Co. Ltd.	4,600	281,179
RELX PLC	9,178	264,200
Robert Half International, Inc.	610	61,201
Science Applications International Corp.	182	15,572
Teleperformance	141	55,460
TransUnion	935	105,010
TriNet Group, Inc.(a)	8,443	798,539
Upwork, Inc.(a)	9,488	427,245
Verisk Analytics, Inc.	951	190,457
Wolters Kluwer NV	2,794	296,154

		9,534,918

Real Estate Management & Development — 0.9%
Aldar Properties PJSC	91,060	100,651
Altisource Portfolio Solutions SA(a)(b)	4,614	45,586
Aroundtown SA	3,445	23,732
Capitaland Investment Ltd.(a)	21,400	53,587
CBRE Group, Inc., Class A(a)(b)	2,916	283,902
China Overseas Land & Investment Ltd.	86,000	194,627
China Resources Land Ltd.	122,000	513,456
CIFI Holdings Group Co. Ltd.	86,000	58,382
CK Asset Holdings Ltd.	6,000	34,619
Country Garden Holdings Co. Ltd.	192,000	197,972
Country Garden Services Holdings Co. Ltd.	45,000	355,587
Cushman & Wakefield PLC(a)	5,848	108,831
Daito Trust Construction Co. Ltd.	100	11,731
Daiwa House Industry Co. Ltd.	1,800	60,003
Deutsche Wohnen SE	1,310	80,099
Emaar Properties PJSC	94,788	104,766
ESR Cayman Ltd.(a)(c)	3,000	9,054
eXp World Holdings, Inc.(b)	2,881	114,577
Fastighets AB Balder, B Shares(a)	244	14,664
Hang Lung Properties Ltd.	4,000	9,116
Henderson Land Development Co. Ltd.	9,000	34,366
Hongkong Land Holdings Ltd.(b)	7,600	36,303
Howard Hughes Corp.(a)	131	11,503
Hulic Co. Ltd.	1,600	17,818
Jones Lang LaSalle, Inc.(a)	161	39,942
KE Holdings, Inc., ADR(a)	7,867	143,651
Kennedy-Wilson Holdings, Inc.	21,305	445,701
LEG Immobilien SE	194	27,403
Lendlease Corp. Ltd.	729	5,605
Longfor Group Holdings Ltd.(c)	21,000	95,951
Marcus & Millichap, Inc.(a)	22,037	895,143
Mitsubishi Estate Co. Ltd.	5,600	89,168
Mitsui Fudosan Co. Ltd.	3,600	85,518
NEPI Rockcastle PLC	32,009	222,211
New World Development Co. Ltd.	8,000	32,538
Newmark Group, Inc., Class A	21,627	309,482

Security	Shares	Value

Real Estate Management & Development (continued)
Opendoor Technologies Inc.(a)	1,092	$22,419
Powerlong Commercial Management Holdings Ltd.	35,000	81,828
Powerlong Real Estate Holdings Ltd.	129,000	97,237
RE/MAX Holdings, Inc., Class A	7,947	247,629
Realogy Holdings Corp.(a)	24,092	422,574
Redfin Corp.(a)(b)	4,764	238,676
RMR Group, Inc., Class A	5,126	171,465
Shimao Group Holdings Ltd.	58,500	107,220
Sino Land Co. Ltd.	4,000	5,381
Sumitomo Realty & Development Co. Ltd.	1,300	47,516
Sun Hung Kai Properties Ltd.	5,000	62,432
Sunac China Holdings Ltd.	436,000	929,325
Swire Pacific Ltd., Class A	1,500	8,876
Swire Properties Ltd.	3,000	7,523
Swiss Prime Site AG, Registered Shares	727	71,014
Vonovia SE	1,899	114,165
Wharf Real Estate Investment Co. Ltd.	5,000	25,689

		7,528,214

Road & Rail — 0.8%
ArcBest Corp.(b)	2,791	228,220
Central Japan Railway Co.	200	31,925
CJ Logistics Corp.(a)	1,017	130,828
Container Corp. Of India Ltd.	34,383	324,555
Covenant Logistics Group, Inc.(a)	5,672	156,831
CSX Corp.	7,017	208,686
East Japan Railway Co.	500	35,337
JB Hunt Transport Services, Inc.	148	24,749
Kansas City Southern	351	94,995
Landstar System, Inc.(b)	5,488	866,116
Lyft, Inc., Class A(a)	1,150	61,628
Marten Transport Ltd.	8,346	130,949
MTR Corp. Ltd.(b)	10,500	56,510
Norfolk Southern Corp.	806	192,835
Old Dominion Freight Line, Inc.	260	74,355
Ryder System, Inc.(b)	15,458	1,278,531
Schneider National, Inc., Class B	17,637	401,065
TuSimple Holdings, Inc., Class A(a)(b)	113	4,196
Uber Technologies, Inc.(a)	6,598	295,590
Union Pacific Corp.	2,295	449,843
United International Transportation Co.	4,922	64,897
Werner Enterprises, Inc.	37,272	1,650,031
XPO Logistics, Inc.(a)	6,353	505,572

		7,268,244

Semiconductors & Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc.(a)	10,784	1,109,674
Aehr Test Systems(a)	2,985	40,745
Allegro MicroSystems, Inc.(a)	162	5,178
Ambarella, Inc.(a)	4,226	658,157
Analog Devices, Inc.	1,429	239,329
Anpec Electronics Corp.	14,000	77,735
Applied Materials, Inc.	9,335	1,201,695
ASML Holding NV	923	689,535
ASPEED Technology, Inc.	1,000	83,451
Broadcom, Inc.	977	473,777
Brooks Automation, Inc.(b)	1,403	143,597
Chipbond Technology Corp.	78,000	187,248
ChipMOS Technologies, Inc.	139,000	235,211
Cirrus Logic, Inc.(a)	182	14,988
Disco Corp.	100	28,009
Enphase Energy, Inc.(a)(b)	249	37,343
Entegris, Inc.	424	53,382

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc.(a)	334	$31,884
Ichor Holdings Ltd.(a)	6,727	276,412
Infineon Technologies AG	505	20,654
Intel Corp.	48,163	2,566,125
Kinsus Interconnect Technology Corp.	28,000	201,154
KLA Corp.	281	93,997
Kulicke & Soffa Industries, Inc.	6,441	375,381
Lam Research Corp.	946	538,416
Lasertec Corp.	400	91,063
Lattice Semiconductor Corp.(a)(b)	22,071	1,426,890
Macronix International Co. Ltd.	234,000	305,287
MaxLinear, Inc.(a)	1,970	97,023
MediaTek, Inc.	47,000	1,512,811
Meta Materials, Inc.(a)(b)	7,773	44,928
Microchip Technology, Inc.	521	79,968
Micron Technology, Inc.	2,318	164,532
MKS Instruments, Inc.	174	26,258
Nanya Technology Corp.	369,000	861,651
Novatek Microelectronics Corp.	29,000	421,336
NVIDIA Corp.	20,407	4,227,514
NXP Semiconductors NV	1,073	210,169
ON Semiconductor Corp.(a)	2,570	117,629
Onto Innovation, Inc.(a)	4,929	356,120
Power Integrations, Inc.	12,152	1,202,926
Qualcomm, Inc.	5,347	689,656
Realtek Semiconductor Corp.	62,000	1,092,309
Renesas Electronics Corp.(a)	4,200	51,691
Rohm Co. Ltd.	100	9,430
Semtech Corp.(a)	2,680	208,960
SG Micro Corp., Class A	1,200	61,608
Silergy Corp.	1,000	145,453
Silicon Laboratories, Inc.(a)	16,307	2,285,589
SK Hynix, Inc.	7,081	606,178
SolarEdge Technologies, Inc.(a)	35	9,283
STMicroelectronics NV	1,764	77,019
SunPower Corp.(a)(b)	12,576	285,224
Synaptics, Inc.(a)(b)	2,455	441,237
Taiwan Semiconductor Manufacturing Co. Ltd.	581,000	12,016,290
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,785	869,195
Taiwan Surface Mounting Technology Corp.	25,000	90,500
Teradyne, Inc.	581	63,428
Texas Instruments, Inc.	1,230	236,418
Tokyo Electron Ltd.	400	176,711
Ultra Clean Holdings, Inc.(a)	7,800	332,280
United Microelectronics Corp.	306,000	693,625
United Microelectronics Corp., ADR	14,266	163,060
Universal Display Corp.	136	23,251
Vanguard International Semiconductor Corp.	50,000	268,376
Visual Photonics Epitaxy Co. Ltd.	72,000	300,988
Wolfspeed, Inc.	363	29,305
Xilinx, Inc.	1,416	213,802

		41,970,048

Software — 5.9%
8x8, Inc.(a)(b)	2,678	62,638
ACI Worldwide, Inc.(a)(b)	22,714	698,001
Adobe, Inc.(a)	6,708	3,861,930
Alarm.com Holdings, Inc.(a)(b)	5,694	445,214
Altair Engineering, Inc., Class A(a)	6,413	442,112
Alteryx, Inc., Class A(a)	185	13,524
Anaplan, Inc.(a)	442	26,913
ANSYS, Inc.(a)	315	107,242

Security	Shares	Value

Software (continued)
Appfolio, Inc., Class A(a)	428	$51,531
Appian Corp.(a)(b)	4,451	411,762
Asana, Inc., Class A(a)	6,438	668,522
Aspen Technology, Inc.(a)	214	26,279
Atlassian Corp. PLC, Class A(a)	416	162,831
Autodesk, Inc.(a)	869	247,813
Avalara, Inc.(a)	155	27,089
Bentley Systems, Inc., Class B(b)	343	20,800
Bill.Com Holdings, Inc.(a)	236	63,000
Blackline, Inc.(a)(b)	5,833	688,644
Bottomline Technologies DE, Inc.(a)	8,776	344,721
Box, Inc., Class A(a)	23,425	554,470
BTRS Holdings, Inc.(a)	8,240	87,674
C3.AI, Inc., Class A(a)	58	2,688
Cadence Design Systems, Inc.(a)	2,126	321,961
CDK Global, Inc.	384	16,339
Ceridian HCM Holding, Inc.(a)	484	54,508
Citrix Systems, Inc.	328	35,217
Cloudera, Inc.(a)	14,862	237,346
Coupa Software, Inc.(a)	224	49,096
Crowdstrike Holdings, Inc., Class A(a)	589	144,764
Dassault Systemes SE	3,284	172,822
Datadog, Inc., Class A(a)	695	98,238
Datto Holding Corp.(a)	75	1,793
Digital Turbine, Inc.(a)	4,803	330,206
DocuSign, Inc.(a)	590	151,884
Dolby Laboratories, Inc., Class A	202	17,776
Domo, Inc., Class B(a)	1,317	111,207
DoubleVerify Holdings, Inc.(a)(b)	48	1,640
Dropbox, Inc., Class A(a)	216	6,312
Duck Creek Technologies, Inc.(a)	226	9,998
Dynatrace, Inc.(a)	1,110	78,777
Elastic NV(a)	215	32,033
EngageSmart, Inc.(a)	2,587	88,113
Envestnet, Inc.(a)	4,160	333,798
Everbridge, Inc.(a)	118	17,823
Fair Isaac Corp.(a)	62	24,672
Five9, Inc.(a)	210	33,545
Fortinet, Inc.(a)	386	112,727
Freshworks, Inc., Class A(a)	3,541	151,165
Guidewire Software, Inc.(a)(b)	45	5,349
HubSpot, Inc.(a)	1,586	1,072,279
Intuit, Inc.	5,212	2,811,926
Jamf Holding Corp.(a)	167	6,433
JFrog Ltd.(a)(b)	8,189	274,332
LivePerson, Inc.(a)(b)	9,427	555,722
Manhattan Associates, Inc.(a)	1,416	216,690
Marathon Digital Holdings, Inc.(a)	5,045	159,321
Marin Software, Inc.(a)	1,610	14,683
McAfee Corp., Class A	146	3,228
Medallia, Inc.(a)	326	11,042
Microsoft Corp.	53,644	15,123,317
MicroStrategy, Inc., Class A(a)	483	279,367
Mimecast Ltd.(a)(b)	6,763	430,127
Model N, Inc.(a)	3,360	112,560
Momentive Global, Inc.(a)	9,712	190,355
Monday.com Ltd.(a)	233	76,005
N-Able, Inc.(a)	110	1,365
nCino, Inc.(a)(b)	148	10,512
NCR Corp.(a)	401	15,543
New Relic, Inc.(a)	172	12,344
NortonLifeLock, Inc.	1,841	46,577

21

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Nuance Communications, Inc.(a)	898	$49,426
Nutanix, Inc., Class A(a)(b)	607	22,884
Oracle Corp.	5,626	490,193
PagerDuty, Inc.(a)(b)	30,798	1,275,653
Palantir Technologies, Inc., Class A(a)	6,056	145,586
Paycom Software, Inc.(a)	440	218,130
Paylocity Holding Corp.(a)	304	85,242
Pegasystems, Inc.(b)	128	16,269
Ping Identity Holding Corp.(a)	13,525	332,309
Progress Software Corp.	12,374	608,677
PROS Holdings, Inc.(a)	7,447	264,220
PTC, Inc.(a)	256	30,666
Qualys, Inc.(a)	497	55,311
Rapid7, Inc.(a)(b)	3,855	435,692
RingCentral, Inc., Class A(a)	550	119,625
Riot Blockchain, Inc.(a)	2,067	53,122
Riskified Ltd.(a)	2,548	58,120
SailPoint Technologies Holding, Inc.(a)(b)	11,598	497,322
salesforce.com, Inc.(a)	5,954	1,614,844
SAP SE	3,656	494,398
Sentinelone, Inc., Class A(a)(b)	5,345	286,332
ServiceNow, Inc.(a)(b)	4,262	2,652,115
Sinch AB(a)(c)	1,999	38,765
Smartsheet, Inc., Class A(a)	2,906	199,991
Splunk, Inc.(a)	1,833	265,253
Sprout Social, Inc., Class A(a)	5,528	674,140
SPS Commerce, Inc.(a)	2,377	383,434
SS&C Technologies Holdings, Inc.	702	48,719
Synchronoss Technologies, Inc.(a)	11,580	27,792
Synopsys, Inc.(a)	369	110,482
TeamViewer AG(a)(c)	400	11,702
Temenos AG, Registered Shares	216	29,308
Tenable Holdings, Inc.(a)	13,287	613,062
Teradata Corp.(a)	343	19,671
Trade Desk, Inc., Class A(a)	1,451	102,005
Trend Micro, Inc.	600	33,413
Tyler Technologies, Inc.(a)	21	9,632
Unity Software, Inc.(a)(b)	523	66,029
Varonis Systems, Inc.(a)(b)	16,389	997,271
Viant Technology, Inc., Class A(a)	1,855	22,668
VMware, Inc., Class A(a)(b)	8,074	1,200,604
Workday, Inc., Class A(a)	7,336	1,833,193
Workiva, Inc.(a)	5,673	799,666
Xero Ltd.(a)	151	14,817
Yext, Inc.(a)(b)	29,337	352,924
Zendesk, Inc.(a)	3,610	420,168
Zoom Video Communications, Inc., Class A(a)	800	209,200
Zscaler, Inc.(a)	271	71,062

		51,439,342

Specialty Retail — 1.8%
Aaron’s Co., Inc.	4,734	130,374
ABC-Mart, Inc.	300	16,852
Abu Dhabi National Oil Co. for Distribution PJSC	59,088	66,920
Academy Sports & Outdoors, Inc.(a)(b)	7,110	284,542
Advance Auto Parts, Inc.	1,441	301,010
American Eagle Outfitters, Inc.(b)	37,307	962,521
Asbury Automotive Group, Inc.(a)	2,858	562,283
AutoNation, Inc.(a)	160	19,482
AutoZone, Inc.(a)	20	33,960
Bath & Body Works, Inc.	881	55,529
Bed Bath & Beyond, Inc.(a)(b)	9,525	164,544
Best Buy Co., Inc.(b)	453	47,887

Security	Shares	Value

Specialty Retail (continued)
Boot Barn Holdings, Inc.(a)	2,799	$248,747
Buckle, Inc.	4,834	191,378
Burlington Stores, Inc.(a)	156	44,237
Camping World Holdings, Inc., Class A	4,136	160,766
CarMax, Inc.(a)	135	17,275
Carvana Co.(a)	146	44,025
China Yongda Automobiles Services Holdings Ltd.	117,500	169,557
Citi Trends, Inc.(a)	633	46,184
Conn’s, Inc.(a)(b)	8,317	189,877
Designer Brands, Inc., Class A(a)(b)	8,775	122,236
Dick’s Sporting Goods, Inc.	198	23,714
Fast Retailing Co. Ltd.	200	147,503
Fawaz Abdulaziz Al Hokair & Co.(a)	17,940	99,489
Five Below, Inc.(a)	174	30,765
Floor & Decor Holdings, Inc., Class A(a)	321	38,774
Foot Locker, Inc.	283	12,922
Foschini Group Ltd.(a)	8,277	75,054
GameStop Corp., Class A(a)(b)	186	32,637
Gap, Inc.	634	14,392
Group 1 Automotive, Inc.	2,978	559,507
H & M Hennes & Mauritz AB, B Shares(a)	3,459	70,016
Haverty Furniture Cos., Inc.	2,473	83,365
Hibbett, Inc.(b)	2,269	160,509
Home Depot, Inc.	7,152	2,347,716
Home Product Center PCL, NVDR	219,500	87,679
Industria de Diseno Textil SA	3,428	126,136
JUMBO SA	10,497	170,919
Leslie’s, Inc.(a)	343	7,045
Lithia Motors, Inc.	1,250	396,300
Lowe’s Cos., Inc.	1,917	388,883
MarineMax, Inc.(a)(b)	7,266	352,546
Mr Price Group Ltd.	22,919	306,251
National Vision Holdings, Inc.(a)	15,430	875,961
Nitori Holdings Co. Ltd.	200	39,414
O’Reilly Automotive, Inc.(a)	62	37,886
Penske Automotive Group, Inc.(b)	2,642	265,785
Pepkor Holdings Ltd.(a)(c)	27,764	39,769
Petco Health & Wellness Co., Inc.(a)(b)	235	4,958
Rent-A-Center, Inc.	9,174	515,671
RH(a)	54	36,013
Ross Stores, Inc.	923	100,469
Sally Beauty Holdings, Inc.(a)	11,820	199,167
Shift Technologies, Inc.(a)	3,044	21,125
Shoe Carnival, Inc.(b)	2,110	68,406
Signet Jewelers Ltd.	4,534	358,005
Sleep Number Corp.(a)(b)	2,700	252,396
Sonic Automotive, Inc., Class A	13,333	700,516
Suning.com Co. Ltd., Class A(a)	180,400	139,610
Tilly’s, Inc., Class A	5,641	79,030
TJX Cos., Inc.	14,449	953,345
Tractor Supply Co.(b)	1,999	405,017
Truworths International Ltd.	22,640	83,742
Ulta Beauty, Inc.(a)	424	153,030
Urban Outfitters, Inc.(a)	12,536	372,194
Victoria’s Secret & Co.(a)	248	13,704
Vroom, Inc.(a)	363	8,011
Williams-Sonoma, Inc.(b)	440	78,025
Zumiez, Inc.(a)	2,867	113,992

		15,327,549

Technology Hardware, Storage & Peripherals — 3.7%
3D Systems Corp.(a)(b)	8,202	226,129
Apple, Inc.	118,441	16,759,402

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Brother Industries Ltd.	1,300	$28,607
Canon, Inc.	3,500	85,638
Dell Technologies, Inc., Class C(a)	3,978	413,871
Ennoconn Corp.	14,000	95,782
FUJIFILM Holdings Corp.	800	69,080
Hewlett Packard Enterprise Co.(b)	104,202	1,484,879
HP, Inc.	1,411	38,605
Immersion Corp.(a)	2,838	19,412
Lenovo Group Ltd.	1,074,000	1,401,810
Logitech International SA, Registered Shares	139	12,366
NetApp, Inc.	12,136	1,089,327
Primax Electronics Ltd.	236,000	430,709
Pure Storage, Inc., Class A(a)	840	21,134
Ricoh Co. Ltd.	1,200	12,279
Samsung Electronics Co. Ltd.	146,344	9,072,538
Seiko Epson Corp.	600	12,114
Xerox Holdings Corp.(b)	482	9,722
Xiaomi Corp., Class B(a)(c)	253,000	694,858

		31,978,262

Textiles, Apparel & Luxury Goods — 1.1%
Adidas AG	589	185,097
Aditya Birla Fashion and Retail Ltd.(a)	17,806	59,095
Anta Sports Products Ltd.	44,000	830,873
Bosideng International Holdings Ltd.	140,000	99,019
Capri Holdings Ltd.(a)	465	22,511
Carter’s, Inc.	136	13,225
Columbia Sportswear Co.	126	12,076
Crocs, Inc.(a)	4,610	661,443
Culp, Inc.	3,408	43,895
Deckers Outdoor Corp.(a)	602	216,840
EssilorLuxottica SA	801	153,066
Fossil Group, Inc.(a)(b)	9,431	111,757
Hanesbrands, Inc.	1,093	18,756
Hermes International	40	55,189
Kering SA	150	106,539
Kontoor Brands, Inc.(b)	4,611	230,319
Levi Strauss & Co., Class A	12,254	300,346
Li Ning Co. Ltd.	60,500	697,307
Lululemon Athletica, Inc.(a)	2,413	976,541
LVMH Moet Hennessy Louis Vuitton SE	724	518,575
Movado Group, Inc.	2,726	85,842
NIKE, Inc., Class B	9,636	1,399,436
On Holding AG, Class A(a)(b)	25,397	765,212
Pandora A/S	212	25,737
Puma SE	455	50,580
PVH Corp.(a)	224	23,025
Ralph Lauren Corp.(b)	3,095	343,669
Skechers USA, Inc., Class A(a)	3,735	157,318
Steven Madden Ltd.	10,063	404,130
Tapestry, Inc.	879	32,541
Titan Co. Ltd.	4,033	117,050
Under Armour, Inc., Class A(a)	593	11,967
Under Armour, Inc., Class C(a)	624	10,932
Unifi, Inc.(a)	1,355	29,715
VF Corp.	5,652	378,627
VIP Industries Ltd.(a)	13,754	93,738
Xtep International Holdings Ltd.	50,500	70,907

		9,312,895

Thrifts & Mortgage Finance — 0.8%
Essent Group Ltd.	24,355	1,071,864

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Federal Agricultural Mortgage Corp., Class C(b)	4,776	$518,292
Flagstar Bancorp, Inc.	3,507	178,085
FS Bancorp, Inc.	2,778	96,147
Housing Development Finance Corp. Ltd.	51,200	1,892,244
Merchants Bancorp	5,254	207,375
MGIC Investment Corp.	1,064	15,917
New York Community Bancorp, Inc.(b)	52,942	681,364
NMI Holdings, Inc., Class A(a)	2,931	66,270
OP Bancorp	7,924	81,300
Premier Financial Corp.	6,104	194,351
Radian Group, Inc.(b)	39,752	903,165
Riverview Bancorp, Inc.	53,319	387,629
Rocket Cos., Inc., Class A	426	6,833
Southern Missouri Bancorp, Inc.	4,471	200,703
TFS Financial Corp.	155	2,954
UWM Holdings Corp.	134	931
Walker & Dunlop, Inc.	2,063	234,151
Western New England Bancorp, Inc.	9,066	77,333

		6,816,908

Tobacco — 0.1%
ITC Ltd.	154,459	489,720
Turning Point Brands, Inc.	2,088	99,702

		589,422

Trading Companies & Distributors — 0.7%
Air Lease Corp.	337	13,258
Applied Industrial Technologies, Inc.	10,457	942,489
Ashtead Group PLC	2,111	159,577
Boise Cascade Co.	5,904	318,698
Bunzl PLC	2,749	90,702
Fastenal Co.	1,732	89,388
Ferguson PLC	1,863	258,625
GATX Corp.	3,719	333,074
GMS, Inc.(a)	8,016	351,101
ITOCHU Corp.	1,000	29,126
Karat Packaging, Inc.(a)(b)	3,924	82,522
Marubeni Corp.	14,000	115,825
Mitsubishi Corp.	4,500	141,311
Mitsui & Co. Ltd.	1,300	28,427
MRC Global, Inc.(a)	19,456	142,807
MSC Industrial Direct Co., Inc., Class A	141	11,307
Reece Ltd.	379	5,111
Rush Enterprises, Inc., Class A	4,058	183,259
SiteOne Landscape Supply, Inc.(a)(b)	6,687	1,333,856
Sumitomo Corp.	6,300	88,748
Textainer Group Holdings Ltd.(a)	2,384	83,225
Titan Machinery, Inc.(a)	3,638	94,261
Triton International Ltd.	10,073	524,199
United Rentals, Inc.(a)	292	102,472
Univar Solutions, Inc.(a)	527	12,553
Veritiv Corp.(a)	856	76,663
W.W. Grainger, Inc.	189	74,288
Watsco, Inc.	103	27,256
WESCO International, Inc.(a)	2,649	305,483

		6,019,611

Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd.	7,834	77,571
Atlantia SpA(a)	316	5,963
China Merchants Port Holdings Co. Ltd.	72,000	123,121
COSCO SHIPPING Ports Ltd.	174,000	150,279
International Container Terminal Services, Inc.	80,060	306,052

23

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure (continued)
Malaysia Airports Holdings Bhd(a)	28,100	$46,212
Transurban Group	11,234	113,222
Westports Holdings BHD	73,400	78,897

		901,317

Water Utilities — 0.2%
American Water Works Co., Inc.	2,621	443,054
Beijing Enterprises Water Group Ltd.(b)	712,000	278,706
Cia de Saneamento de Minas Gerais-COPASA	125,883	318,998
Essential Utilities, Inc.	2,698	124,324
Guangdong Investment Ltd.	114,000	148,762
Severn Trent PLC	3,119	109,193
United Utilities Group PLC	7,448	96,938
Zurn Water Solutions Corp.	3,121	200,649

		1,720,624

Wireless Telecommunication Services — 0.3%
Bharti Airtel Ltd.	48,261	446,126
KDDI Corp.	1,300	42,800
Maxis Bhd	95,100	106,537
MTN Group Ltd.(a)	26,418	248,135
Sistema PJSFC	116,398	42,909
SK Telecom Co. Ltd.(a)	843	228,972
SoftBank Group Corp.	2,400	138,685
Taiwan Mobile Co. Ltd.	54,000	191,521
Turkcell Iletisim Hizmetleri A/S	48,794	83,722
United States Cellular Corp.(a)(b)	13,974	445,631
Vodacom Group Ltd.	22,845	218,517
Vodafone Group PLC	36,544	55,609

		2,249,164

Total Common Stocks — 86.2% (Cost: $602,342,594)		749,052,932

Preferred Securities

Preferred Stocks — 0.4%

Automobiles — 0.0%
Bayerische Motoren Werke AG, Preference Shares	339	25,715
Porsche Automobil Holding SE, Preference Shares	163	16,119
Volkswagen AG, Preference Shares	485	108,108

		149,942

Banks — 0.2%
Banco Bradesco SA, Preference Shares	384,516	1,470,774
Itau Unibanco Holding SA, Preference Shares	31,265	166,092

		1,636,866

Electric Utilities — 0.0%
Cia Energetica de Minas Gerais, Preference Shares	47,691	122,867

Health Care Equipment & Supplies — 0.0%
Sartorius AG, Preference Shares	150	95,491

Metals & Mining — 0.0%
Gerdau SA, Preference Shares	27,137	135,044

Oil, Gas & Consumable Fuels — 0.2%
Petroleo Brasileiro SA, Preference Shares	210,119	1,050,643

Security	Shares	Value

Real Estate Management & Development — 0.0%
Brookfield Property Preferred LP(b)	7	$171

Trading Companies & Distributors — 0.0%
WESCO International, Inc., 10.63%(e)	1,463	45,909

Total Preferred Stocks — 0.4%		3,236,933

Total Preferred Securities — 0.4% (Cost: $2,875,170)		3,236,933

Rights

Auto Components — 0.0%
Vitesco Technologies Group AG, (Expires 12/31/99)(a)	1	47

Metals & Mining — 0.0%
Pan American Silver Corp., (Expires 02/22/29)(a)	16,660	11,995

Water Utilities — 0.0%
Veolia Environnement SA, (Expires 10/01/21)(a)	3,564	2,957

Wireless Telecommunication Services — 0.0%
Bharti Airtel Ltd., (Expires 10/21/21)(a)	3,447	7,119

Total Rights — 0.0% (Cost: $3,540)		22,118

Total Long-Term Investments — 86.6% (Cost: $605,221,304)		752,311,983

Short-Term Securities

Money Market Funds — 17.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(f)(g)(h)	53,892,450	53,919,397
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(f)(g)	100,160,596	100,160,596

Total Short-Term Securities — 17.8% (Cost: $154,068,063)		154,079,993

Total Investments — 104.4% (Cost: $759,289,367)		906,391,976

Liabilities in Excess of Other Assets — (4.4)%		(37,785,762)

Net Assets — 100.0%		$868,606,214

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Affiliate of the Master Portfolio.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$35,734,117	$18,190,606	(a)	$—	$(2,496)	$(2,830)	$53,919,397	53,892,450	$113,666	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	27,191,885	72,968,711	(a)	—	—	—	100,160,596	100,160,596	6,366		—

					$(2,496)	$(2,830)	$154,079,993		$120,032		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	64	12/17/21	$3,986	$(140,848)
Russell 2000 E-Mini Index	9	12/17/21	990	(5,787)
S&P 500 E-Mini Index	118	12/17/21	25,357	(951,445)

				(1,098,080)

Short Contracts
MSCI EAFE Index	383	12/17/21	43,413	1,918,318
MSCI Emerging Markets Index	851	12/17/21	53,000	2,282,810
Russell 2000 E-Mini Index	1,819	12/17/21	200,163	4,058,909

				8,260,037

				$7,161,957

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	642,693	CHF	591,000	Morgan Stanley & Co. International PLC	12/15/21	$7,378
USD	552,732	EUR	467,000	Bank of America N.A.	12/15/21	10,982
USD	564,909	EUR	477,000	BNP Paribas SA	12/15/21	11,559
USD	670,941	JPY	73,899,000	Morgan Stanley & Co. International PLC	12/15/21	6,542
USD	25,328	NOK	221,000	Goldman Sachs International	12/15/21	62

						36,523

AUD	809,000	USD	597,081	Goldman Sachs International	12/15/21	(12,022)
GBP	540,000	USD	744,006	Barclays Bank PLC	12/15/21	(16,336)
NZD	118,000	USD	83,754	UBS AG	12/15/21	(2,337)
SEK	7,398,000	USD	858,931	Goldman Sachs International	12/15/21	(13,319)
SGD	165,000	USD	122,587	Toronto-Dominion Bank	12/15/21	(1,086)
USD	140,478	CAD	178,000	Morgan Stanley & Co. International PLC	12/15/21	(54)

						(45,154)

						$(8,631)

25

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio

OTC Total Return Swaps

Paid by the Master Portfolio		Received by the Master Portfolio								Upfront Premium Paid (Received)	Unrealized Appreciation Depreciation
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value

3-Month LIBOR plus 0.29%, 0.13%	Monthly	Russell 1000 Index (Gross Total Return)	Monthly	Goldman Sachs International	N/A	11/04/21	USD	132,568	$(2,739,941)	$—	$(2,739,941)
MSCI Emerging Markets (Net Return)	Monthly	3-Month LIBOR minus 0.50%, 0.13%	Monthly	JPMorgan Chase Bank N.A.	N/A	11/08/21	USD	35,590	1,055,152	—	1,055,152
3-Month LIBOR plus 0.29%, 0.13%	Monthly	Russell 1000 Index (Gross Total Return)	Monthly	JPMorgan Chase Bank N.A.	N/A	11/08/21	USD	133,813	(3,974,904)	—	(3,974,904)
MSCI Emerging Markets (Net Return)	Quarterly	3-Month LIBOR minus 0.05%, 0.13%	Quarterly	Citibank N.A.	N/A	12/10/21	USD	35,977	1,462,817	—	1,462,817
MSCI Emerging Markets (Net Return)	Quarterly	3-Month LIBOR minus 0.04%, 0.13%	Quarterly	Merrill Lynch International	N/A	12/10/21	USD	35,977	1,541,078	—	1,541,078
3-Month LIBOR plus 0.50%, 0.13%	Monthly	Russell 1000 Index (Gross Total Return)	Monthly	Citibank N.A.	N/A	12/10/21	USD	134,341	(4,756,511)	—	(4,756,511)
3-Month LIBOR plus 0.48%, 0.13%	Quarterly	Russell 1000 Index (Gross Total Return)	Monthly	Merrill Lynch International	N/A	12/10/21	USD	134,341	(4,431,294)	—	(4,431,294)
MSCI Emerging Markets (Net Return)	Quarterly	3-Month LIBOR minus 0.17%, 0.13%	Quarterly	Goldman Sachs International	N/A	05/04/22	USD	35,431	1,220,561	—	1,220,561

									$(10,623,042)	$—	$(10,623,042)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$2,771,761	$173,448	$—	$2,945,209
Air Freight & Logistics	5,532,027	750,616	—	6,282,643
Airlines	2,655,625	267,971	—	2,923,596
Auto Components	3,901,861	2,030,570	—	5,932,431
Automobiles	7,024,243	4,763,181	—	11,787,424
Banks	29,959,351	20,626,100	—	50,585,451
Beverages	5,802,412	2,099,566	—	7,901,978
Biotechnology	26,217,156	1,495,686	3,470	27,716,312
Building Products	5,167,344	1,165,526	—	6,332,870
Capital Markets	15,071,118	2,824,280	—	17,895,398
Chemicals	7,014,499	8,429,480	—	15,443,979
Commercial Services & Supplies	4,903,302	257,180	—	5,160,482
Communications Equipment	1,140,848	668,834	—	1,809,682
Construction & Engineering	4,215,417	468,807	—	4,684,224
Construction Materials	1,526,895	1,597,153	—	3,124,048
Consumer Finance	6,846,486	72,342	—	6,918,828
Containers & Packaging	738,442	35,432	—	773,874
Distributors	976,141	—	—	976,141
Diversified Consumer Services	2,005,190	—	—	2,005,190
Diversified Financial Services	4,827,456	580,309	—	5,407,765
Diversified Telecommunication Services	2,154,106	716,502	—	2,870,608
Electric Utilities	8,216,908	2,551,760	—	10,768,668
Electrical Equipment	1,642,560	2,848,240	—	4,490,800
Electronic Equipment, Instruments & Components	3,595,443	4,983,276	—	8,578,719
Energy Equipment & Services	2,793,050	—	—	2,793,050
Entertainment	9,545,390	529,811	—	10,075,201
Equity Real Estate Investment Trusts (REITs)	17,830,957	574,463	—	18,405,420
Food & Staples Retailing	7,435,603	727,704	—	8,163,307
Food Products	4,271,921	3,187,335	—	7,459,256
Gas Utilities	2,955,763	1,575,880	—	4,531,643
Health Care Equipment & Supplies	13,876,759	1,262,430	—	15,139,189
Health Care Providers & Services	12,855,846	1,185,611	—	14,041,457
Health Care Technology	4,145,702	92,649	—	4,238,351
Hotels, Restaurants & Leisure	14,500,382	1,290,755	—	15,791,137
Household Durables	5,584,386	1,773,129	—	7,357,515
Household Products	4,451,297	201,917	—	4,653,214
Independent Power and Renewable Electricity Producers	1,335,695	435,726	—	1,771,421
Industrial Conglomerates	2,575,453	1,177,679	—	3,753,132
Insurance	15,717,198	7,148,516	—	22,865,714
Interactive Media & Services	23,574,743	11,157,793	—	34,732,536
Internet & Direct Marketing Retail	17,527,677	11,131,727	—	28,659,404
IT Services	23,032,994	7,372,868	—	30,405,862
Leisure Products	1,207,187	245,834	—	1,453,021
Life Sciences Tools & Services	9,588,915	2,476,509	—	12,065,424
Machinery	9,346,810	2,577,672	—	11,924,482
Marine	112,876	1,072,170	—	1,185,046
Media	6,332,547	405,542	—	6,738,089
Metals & Mining	4,313,770	6,277,735	—	10,591,505
Mortgage Real Estate Investment Trusts (REITs)	1,765,803	—	—	1,765,803
Multi-line Retail	4,494,928	91,357	—	4,586,285
Multi-Utilities	6,363,183	787,287	—	7,150,470
Oil, Gas & Consumable Fuels	15,817,137	10,380,129	—	26,197,266
Paper & Forest Products	140,342	169,124	—	309,466
Personal Products	762,920	1,883,481	—	2,646,401
Pharmaceuticals	15,743,053	5,886,974	—	21,630,027
Professional Services	8,183,527	1,351,391	—	9,534,918
Real Estate Management & Development	3,898,567	3,629,647	—	7,528,214

27

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Road & Rail	$6,624,192	$644,052	$—	$7,268,244
Semiconductors & Semiconductor Equipment	21,664,725	20,305,323	—	41,970,048
Software	50,644,117	795,225	—	51,439,342
Specialty Retail	14,499,473	828,076	—	15,327,549
Technology Hardware, Storage & Peripherals	20,062,481	11,915,781	—	31,978,262
Textiles, Apparel & Luxury Goods	6,250,123	3,062,772	—	9,312,895
Thrifts & Mortgage Finance	4,924,664	1,892,244	—	6,816,908
Tobacco	99,702	489,720	—	589,422
Trading Companies & Distributors	5,102,159	917,452	—	6,019,611
Transportation Infrastructure	384,949	516,368	—	901,317
Water Utilities	1,087,025	633,599	—	1,720,624
Wireless Telecommunication Services	770,685	1,478,479	—	2,249,164
Preferred Securities
Preferred Stocks
Automobiles	—	149,942	—	149,942
Banks	1,636,866	—	—	1,636,866
Electric Utilities	122,867	—	—	122,867
Health Care Equipment & Supplies	—	95,491	—	95,491
Metals & Mining	135,044	—	—	135,044
Oil, Gas & Consumable Fuels	1,050,643	—	—	1,050,643
Real Estate Management & Development	171	—	—	171
Trading Companies & Distributors	45,909	—	—	45,909
Rights
Auto Components	—	47	—	47
Metals & Mining	11,995	—	—	11,995
Water Utilities	—	2,957	—	2,957
Wireless Telecommunication Services	—	7,119	—	7,119
Short-Term Securities
Money Market Funds	154,079,993	—	—	154,079,993

	$715,186,755	$191,201,751	$3,470	$906,391,976

Derivative Financial Instruments(a)
Assets
Equity Contracts	$8,260,037	$5,279,608	$—	$13,539,645
Foreign Currency Exchange Contracts	—	36,523	—	36,523
Liabilities
Equity Contracts	(1,098,080)	(15,902,650)	—	(17,000,730)
Foreign Currency Exchange Contracts	—	(45,154)	—	(45,154)

	$7,161,957	$(10,631,673)	$—	$(3,469,716)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

Currency Abbreviation (continued)

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) September 30, 2021	Diversified Equity Master Portfolio

Portfolio Abbreviation (continued)

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SRF	State Revolving Fund

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